As filed with the U.S. Securities and Exchange Commission on March 3, 2021

File No. 333-

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No.__	[ ]

(Check appropriate box or boxes.)
DIMENSIONAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)          (Zip Code)
Registrant’s Telephone Number, including Area Code   (512) 306-7400
Catherine L. Newell, Esquire
6300 Bee Cave Road, Building One, Austin, TX      78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest, with no par value, of Dimensional U.S. Equity ETF,  Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF and Dimensional U.S. Core Equity 2 ETF.

It is proposed that the filing will go effective on April 2, 2021 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

DFA Investment Dimensions Group Inc.
6300 Bee Cave Road, Building One
Austin, TX  78746

April [2], 2021

Dear Shareholder:

As an investor in one or more of the four Dimensional tax-managed mutual funds listed below, we are pleased to inform you of our plan to convert each into an Exchange Traded Fund ("ETF" or "ETFs"), which will continue to be managed by Dimensional Fund Advisors LP ("Dimensional"):

-	Tax-Managed U.S. Equity Portfolio
-	Tax-Managed U.S. Small Cap Portfolio
-	Tax-Managed U.S. Targeted Value Portfolio
-	T.A. U.S. Core Equity 2 Portfolio

Pursuant to an Agreement and Plan of Reorganization each of four mutual funds listed above will be converted into an ETF through the reorganization of the fund into a newly-created, corresponding series of Dimensional ETF Trust that has the same investment objective and investment strategies as the converting mutual fund.  Each reorganization is expected to take place on or about June 11, 2021 and is structured to be a tax-free reorganization under the U.S. Internal Revenue Code.  In connection with each reorganization, your shares of the mutual fund will be exchanged for shares of equal value of the new ETF.  Interests of shareholders will not be diluted as a result of the reorganization.

We believe each reorganization will result in multiple benefits for investors.  The Board overseeing the converting funds, which also serves as the Board to the ETFs, has approved each reorganization based on its determination that it is in the best interest of the shareholders.  Expected benefits include:

1)
Improved Tax Efficiency: Converting to an ETF structure can provide benefits with respect to the management of capital gains distributions allowing for potentially greater tax efficiency for the funds.

2)
Lower Fees: Each reorganization will result in significant management fee reductions. Following the reorganization into the new ETF:
-     The Dimensional U.S. Equity ETF management fee will be 0.08%, as compared to the management fee for the Tax-Managed U.S. Equity Portfolio of 0.18%, this represents a 56% reduction;
-     The Dimensional U.S. Small Cap ETF management fee will be 0.30%, as compared to the management fee for the Tax-Managed U.S. Small Cap Portfolio of 0.40%, this represents a 25% reduction;

i

-   The Dimensional U.S. Targeted Value ETF management fee will be 0.30%, as compared to the management fee for the Tax-Managed U.S. Targeted Value Portfolio of 0.40%, this represents a 25% reduction; and
-   The Dimensional U.S. Core Equity 2 ETF management fee will be 0.16%, as compared to the management fee for the T.A. U.S. Core Equity 2 Portfolio of 0.20%, this represents a 20% reduction.

3)
Tax-Free Reorganization: Shareholders will not recognize a taxable gain (or loss) on the conversion of mutual fund to ETF shares for U.S. tax purposes.  An exception, albeit small, regarding fractional mutual fund shares is explained in later sections of this document.

Shareholders of the converting funds should know the options available to them with respect to the reorganizations but should also consider possible tax consequences of options outside of the tax-free reorganizations.  Those include:

1)	Maintaining current positions in the converting funds and receiving ETF shares on the conversion date.
2)	Exchanging shares of the converting funds into another Dimensional mutual fund prior to the conversion.
3)	Redeeming shares of the converting funds.

The Information Statement/Prospectus provides greater detail on the mechanics of the conversion and what to expect with your investment during and following the conversion. No shareholder vote is required or being requested to complete the conversion. The Questions and Answers that follows includes a description of required actions for shareholders who hold shares of the converting mutual funds in accounts that cannot hold ETF shares. For shareholders holding the converting mutual funds in accounts that can hold ETFs, no additional action will need to be taken prior to the conversion for the account to receive ETF shares.

We encourage you to carefully review the additional information provided in this document.  If you have questions not answered, please contact your financial advisor or Dimensional regional director.

In closing, we are excited to offer the benefits of this conversion to our funds’ shareholders.  We view this event as a reflection of our continued efforts to apply innovative thinking in pursuit of better investment outcomes for our investors.  Thank you for your continued trust.

Sincerely,

Dave Butler and Gerard O'Reilly

DFA Investment Dimensions Group Inc.
Dave Butler, Co-Chief Executive Officer
Gerard O'Reilly, Co-Chief Executive Officer and Chief Investment Officer

QUESTIONS AND ANSWERS

We recommend that you read the complete Information Statement/Prospectus.

This section contains a brief Q&A which will help explain the Reorganizations including the reasons for the Reorganizations.  Following this section is a more detailed discussion.

 Q. What is happening to the Dimensional Tax-Managed Portfolios? Why am I receiving an Information Statement/Prospectus?

 A. Four Dimensional portfolios (the “Target Portfolios”), which are currently operated as mutual funds, will be converted into exchange traded funds (“ETFs”) through the reorganization of each Target Portfolio into a newly-created, corresponding series of Dimensional ETF Trust (each an “Acquiring Portfolio”) that has the same investment objective and investment strategies as the Target Portfolio (the “Reorganizations”).  As ETFs, each Acquiring Portfolio’s shares will be traded on NYSE Arca, Inc. following the Reorganizations.  Each Reorganization will be accomplished in accordance with the Agreement and Plan of Reorganization (the “Plan”).  The chart below lists the name of the Acquiring Portfolio you will own after the Reorganizations next to the name of your current Target Portfolio.

Target Portfolios	Acquiring Portfolios
Tax-Managed U.S. Equity Portfolio	Dimensional U.S. Equity ETF
Tax-Managed U.S. Small Cap Portfolio	Dimensional U.S. Small Cap ETF
Tax-Managed U.S. Targeted Value Portfolio	Dimensional U.S. Targeted Value ETF
T.A. U.S. Core Equity 2 Portfolio	Dimensional U.S. Core Equity 2 ETF

Under the Plan, all of the assets and liabilities of a Target Portfolio will be transferred to its newly-created, corresponding Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio of equivalent aggregate net asset value (“NAV”).  Your shares of the Target Portfolio will be exchanged for shares of equivalent aggregate NAV of the Acquiring Portfolio.  Shares of the Acquiring Portfolio will be transferred to each shareholder’s brokerage account, or if a shareholder does not have a brokerage account, the shares will be held by a stock transfer agent until a brokerage account is identified or the account is converted to cash (subject to applicable federal or state laws concerning unclaimed property).

Q. Has the Board of Directors approved the Reorganizations?

A. Yes, the Board of Directors of the DFA Investment Dimensions Group Inc. (the “Board”), which oversees the Target Portfolios, approved the Reorganizations.  The Board, including all of the Directors who are not “interested persons” of the Portfolios (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Directors”), determined that for each Target Portfolio, the Reorganization is in the best interests of the Target Portfolio and its shareholders and that the Target Portfolio’s shareholders’ interests will not be diluted as a result of the Reorganization.  Similarly, the Board of Trustees of the ETF Trust, which oversees the Acquiring Portfolios, including a majority of the trustees who are not “interested persons” of the Portfolios as defined in the 1940 Act, believes that each Reorganization is in the best interests of the Acquiring Portfolio.

Q. Why are the Reorganizations occurring?

A. Dimensional proposed that each Target Portfolio be reorganized into an Acquiring Portfolio because the ETF structure of the Acquiring Portfolio may provide benefits with respect to the management of capital gains distributions allowing for potentially greater tax efficiency, which is complementary to the investment objective the Target Portfolio.  Each Target Portfolio is managed with a view to minimize or consider the impact of the federal income taxes on returns.  While the tax treatment of ETFs and mutual funds is the same, the mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind and thereby often avoid the realization of capital gains by the ETFs as the result of portfolio transactions.  As a result, capital gains distributions, if any, made by an ETF typically are very small and shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares. In contrast, when portfolio securities are sold within a mutual fund (either to rebalance the mutual fund’s holdings or to raise cash for redemptions), the sale can create capital gains within the mutual fund that impact all taxable shareholders of the mutual fund. Each Acquiring Portfolio will pursue the same investment objective and investment strategies as the corresponding Target Portfolio but in the ETF structure.

Q. How will the Reorganizations affect me as a shareholder?

A. If your Reorganization is consummated, you will cease to be a shareholder of a Target Portfolio and will become a shareholder of the Acquiring Portfolio.  Upon completion of a Reorganization, you will own shares of an Acquiring Portfolio offered as an ETF having an aggregate NAV equal to the aggregate NAV of the shares of the Target Portfolio you owned when the Reorganization happened.  Shares of the Acquiring Portfolio will be transferred to your brokerage account, or if a you do not have a brokerage account, the shares will be held by a stock transfer agent until a brokerage account is identified or the account is converted to cash (subject to applicable federal or state laws concerning unclaimed property).  Shares of the Acquiring Portfolios are not issued in fractional shares.  As a result, some shareholders who hold fractional shares of a Target Portfolio may have such fractional shares redeemed at NAV immediately prior to the Reorganization resulting in a small cash payment, which will be taxable.

After the Reorganization, individual shares of the Acquiring Portfolio may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems.  Should you decide to purchase or sell shares in your Acquiring Portfolio after the Reorganization, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices.  Because Acquiring Portfolio shares trade at market prices rather than at NAV, Acquiring Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV. As with all ETFs, your broker may charge a commission for purchase and sales transactions, although ETFs trade with no transaction fees (NTF) on many platforms.

Q. Am I Being Asked to Vote on the Reorganizations?

A. No.  Votes of the shareholders of the Target Portfolios are not required to approve the Reorganizations under Maryland law or the 1940 Act.

Q. Will the Reorganizations affect the way my investments are managed?

A. No.  Dimensional is also the investment adviser to the Acquiring Portfolios and each Acquiring Portfolio will be managed using the same investment objective and investment strategies currently used by its respective Target Portfolio.

Q. Will the fees and expenses of the Acquiring Portfolios be lower than the fees and expenses of the Target Portfolios?

A. Yes.  The management fee of each Acquiring Portfolio is lower than the management fee of its corresponding Target Portfolio and, therefore, each Acquiring Portfolio is expected to experience lower overall expenses as compared to its corresponding Target Portfolio.

Q. Are there any differences in risks between a Target Portfolio and its respective Acquiring Portfolio?

A. Yes.  While most of the risks of a Target Portfolio and its respective Acquiring Portfolio are the same, each Acquiring Portfolio is subject to certain risks unique to operating as an ETF.  Each Acquiring Portfolio is subject to market trading risk and premium/discount risk.  We discuss these risks later in the Information Statement/Prospectus.

Q. What are some features of ETFs that differ from mutual funds?

A. The following are some unique features of ETFs as compared to mutual funds:

Transparency.  The Acquiring Portfolios will be transparent ETFs that operate with full transparency to their portfolio holdings. Following the Reorganizations, the Acquiring Portfolios, like other transparent ETFs, will make their portfolio holdings public each day.  This holdings information, along with other information about the Acquiring Portfolios, will be found on the Dimensional website.

Tax Efficiency.  While the tax treatment of ETFs and mutual funds is the same, the mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind and thereby often avoid the realization of capital gains by the ETFs as the result of portfolio transactions. Capital gains distributions, if any, made by an ETF typically are very small and shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares.  In contrast, when portfolio securities are sold within a mutual fund (either to rebalance the mutual fund’s holdings or to raise cash for redemptions), the sale can create capital gains within the mutual fund that impact all taxable shareholders of the mutual fund.

Sales on an Exchange throughout the Day.  ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated NAV per share at the end of the trading day.  This means that when a shareholder decides to purchase or sell shares of the ETF the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade.  The market price of the ETF may be higher or lower than the ETF’s NAV per share, and might not be the same as the ETF’s next calculated NAV at the close of the trading day.
v

Sales only through a Broker.  Unlike a mutual fund’s shares, individual shares of ETFs, like the Acquiring Portfolios, are not purchased or sold at NAV directly with the Portfolios. Individual Acquiring Portfolio shares may only be purchased and sold through a broker at market prices.  When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of an ETF, such as an Acquiring Portfolio, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).  Because ETF shares trade at market prices rather than at NAV, shares of an ETF, like an Acquiring Portfolio, may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV.  The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors, rather than an ETF’s NAV, which is calculated at the end of each business day.

Q. When are the Reorganizations expected to occur?

A. Dimensional is anticipating a Reorganization date on or around June 11, 2021. This date could be delayed because some administrative conditions must be satisfied to implement the Reorganizations.  Your Target Portfolio will publicly disclose updates on material developments throughout the process.

Q. Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganizations?

A. No.  Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganizations.

Q. Who will pay the costs in connection with the Reorganizations?

A. Each Target Portfolio will pay all of the costs and expenses resulting from its respective Reorganization because the Reorganization is expected to benefit the Portfolio.  The estimated expenses related to each Reorganization are expected to be less than 0.01% of a Portfolio’s average net assets.

Q. Will the Reorganizations result in any federal tax liability to me?

A.  The Reorganizations are designed to be treated as tax-free reorganizations for federal income tax purposes. However, as part of the Reorganizations, some shareholders may receive cash compensation for fractional shares of Target Portfolios that they hold.  The redemption of these fractional shares will likely be a taxable event, albeit a small one.  Shareholders should consult their tax advisors about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only.

Q.         Can I purchase, redeem or exchange shares of a Target Portfolio before the Reorganization takes place?

A.       Yes. You can purchase or exchange Target Portfolio shares until June 9, 2021.  You can redeem Target Portfolio shares until the day before a Reorganization occurs.  That means your redemption order must be received by June 10, 2021.  Any shares not redeemed before the date of a Reorganization, which we expect will be June 11, 2021, will be exchanged for shares of the Acquiring Portfolio.

Q. What do I need to do to prepare for the Reorganizations?

A.          It is important for you to determine that you hold your shares of the Target Portfolios in the type of account that can accommodate the receipt of the ETF shares that will be received in the Reorganizations.  If you hold your shares of a Target Portfolio in an account directly with the Portfolio at the Portfolio’s transfer agent or in a brokerage account with a financial intermediary that only allows you to hold mutual fund shares, you will need to set up a brokerage account that allows investment in ETF shares.  A separate Q&A is provided to help you determine your account type and provide information about changing your type of account if necessary.

If shares are held in an account that cannot accept ETF shares at the time of the Reorganizations of the Target Portfolios, Acquiring Portfolio shares received in the Reorganizations will be held by a stock transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), until a brokerage account is identified into which AST can transfer the shares.  As planned, if Acquiring Portfolio shares are not transferred into a brokerage account within a year of the date of a Reorganization, the Acquiring Portfolio shares will be converted to cash and the cash proceeds sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property).  The conversion of Acquiring Portfolio shares to cash may be subject to fees and expenses and will be a taxable event.

Q. Whom do I contact for further information?

A. You can contact your financial advisor or other financial intermediary for further information. You also may contact Dimensional at (512) 306-7400.

Important additional information about the Reorganizations is set forth in the accompanying Information Statement/Prospectus. Please read it carefully.

IMPORTANT NOTICE ABOUT YOUR TARGET PORTFOLIO ACCOUNT

QUESTIONS AND ANSWERS

This section contains a brief Q&A which provides information for you to determine if you need to take action with respect to your shareholder account prior to the Reorganizations.

Q. What do I need to do about my account prior to the Reorganizations?

A. The following provides information to determine whether you will need to take action prior to the Reorganizations with respect to your Target Portfolios shares based on the characteristics of your account.

Accounts that Require No Action

If you hold your shares of the Target Portfolios in a brokerage account that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will not need to take any action with respect to your account prior to the Reorganizations to receive ETF shares of the Acquiring Portfolios.

Accounts that Require Action

Transfer Agent Accounts—If you hold your shares of a Target Portfolio in an account directly with the Portfolio at the Portfolio’s transfer agent, State Street Bank and Trust Company1 (“State Street”), you should transfer your shares of the Target Portfolio to a brokerage account prior to the Reorganization.  You have a Transfer Agent Account if you receive quarterly account statements directly from the Dimensional funds and not from a third-party broker-dealer.

Non-Accommodating Brokerage Accounts—If you hold your shares of a Target Portfolio in a brokerage account that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investment in ETF shares.

If you are unsure about the ability of your account to accept ETF shares, contact your financial advisor or other financial intermediary.

Q. How do I transfer my Target Portfolio shares from a Transfer Agent Account to a brokerage account that accepts ETF shares?

A. Transferring your shares from a Target Portfolio’s transfer agent to a brokerage account should be a simple process.  If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with a Target Portfolio into your brokerage account.  Also inform your broker that such an account will need to be set up to accept ETF shares.  If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Target Portfolio.  Your broker will require your account number with the Target Portfolio, which can

1 State Street Bank and Trust Company, as transfer agent for the Target Portfolios, has delegated performance of certain of its duties and responsibilities as the Target Portfolios’ transfer agent to DST Asset Manager Solutions, Inc., doing business as SS&C.

be found on your statement.  Your broker will help you complete a form to initiate the transfer.  Once you sign that form, your broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account.  The sooner you initiate the transfer, the better.

Q. How do I transfer my Target Portfolio Shares from a Non-Accommodating Brokerage Account to a Brokerage Account that accepts ETF shares?

A.  The broker where you hold the Target Portfolio shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares.  Contact your broker right away to make the necessary changes to your account.

Q. What will happen if I don’t have a Brokerage Account that can accept ETF shares at the time of the Reorganizations?

A. If shares are held in an account that cannot accept ETF shares at the time of the Reorganizations of the Target Portfolios, Acquiring Portfolio shares received in the Reorganizations will be held by a stock transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), until a brokerage account is identified into which AST can transfer the shares.  If Acquiring Portfolio shares are not transferred into a brokerage account within a year of the date of a Reorganization, the Acquiring Portfolio shares will be converted to cash and the cash proceeds sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property).  The conversion of Acquiring Portfolio shares to cash may be subject to fees and expenses and will be a taxable event.

Q. What if I don’t want to hold ETF shares?

A. If you don’t want to receive ETF shares in connection with the Reorganizations, you may redeem or exchange your shares of the Target Portfolios into another eligible Dimensional mutual fund prior to the Reorganizations.  The last day to exchange your shares of the Target Portfolios for shares of another Dimensional mutual fund is June 9, 2021 and the last day to redeem your shares of the Target Portfolios is June 10, 2021.

INFORMATION STATEMENT/PROSPECTUS

Dated April [2], 2021

DFA Investment Dimensions Group Inc.
6300 Bee Cave Road, Building One
Austin, TX 78746
(512) 306-7400

This Information Statement/Prospectus is being furnished to shareholders of certain Dimensional mutual funds (referred to as “Target Portfolios”) in connection with the reorganization of each Target Portfolio into a newly-created, corresponding series (referred to as “Acquiring Portfolios”) of Dimensional ETF Trust (the “ETF Trust”), as listed in the chart below.

Target Portfolios	Acquiring Portfolios
Tax-Managed U.S. Equity Portfolio	Dimensional U.S. Equity ETF
Tax-Managed U.S. Small Cap Portfolio	Dimensional U.S. Small Cap ETF
Tax-Managed U.S. Targeted Value Portfolio	Dimensional U.S. Targeted Value ETF
T.A. U.S. Core Equity 2 Portfolio	Dimensional U.S. Core Equity 2 ETF

The Board of Directors (the “DFAIDG Board”) of DFA Investment Dimensions Group Inc. (“DFAIDG”) approved an Agreement and Plan of Reorganization (the “Plan”) under which:

(i)
each Target Portfolio, a series of DFAIDG, will transfer all of its assets and liabilities to its respective Acquiring Portfolio, a newly-created series of the ETF Trust, in exchange solely for shares of the Acquiring Portfolio;

(ii)	the shares of such Acquiring Portfolio will be distributed to the shareholders of the Target Portfolio according to their respective interests in such Target Portfolio; and

(iii)	each Target Portfolio will be liquidated and dissolved (each a “Reorganization” and collectively, the “Reorganizations”).

A copy of the Plan is provided in Appendix A hereto.

The shares of an Acquiring Portfolio received by the shareholders of the respective Target Portfolio in the exchange will be equal in aggregate NAV to the aggregate net asset of their shares of the Target Portfolio at the closing date of the Reorganization.  Each Reorganization is expected to be effective on or about June 11, 2021.

The DFAIDG Board, including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), believes that each Reorganization is in the best interests of the Target Portfolio and that the interests of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization.  Similarly, the Board of Trustees of the ETF Trust, including a majority of the trustees who are not “interested persons” as defined in the 1940 Act, believes that each Reorganization is in the best interests of the respective Acquiring Portfolio.  For federal income tax purposes, each Reorganization is intended to be structured as a tax-free transaction for the Target Portfolio, the Acquiring Portfolio, and their shareholders. For some shareholders, there could be a small payment for the redemption of fractional shares of a Target Portfolio, and that would be taxable.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT.  WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

Each Target Portfolio is a diversified portfolio of DFAIDG, a corporation created under the laws of the state of Maryland, which is registered with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) as an open-end management investment company. Each Acquiring Portfolio is a diversified portfolio of the ETF Trust, a statutory trust created under the laws of the state of Delaware, which is registered with the SEC as an open-end management investment company.  Each Target Portfolio and its corresponding Acquiring Portfolio have identical investment objectives, investment strategies and investment restrictions.  The principal offices of DFAIDG and the ETF Trust are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.  The Portfolios are sponsored by Dimensional Fund Advisors LP (“Dimensional”).  The principal offices of Dimensional are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.

Shares of each Acquiring Portfolio will be listed for trading on NYSE Arca, Inc.

In preparation for the closing of each Reorganization, the last day to purchase or exchange shares of the Target Portfolios will be June 9, 2021.  Redemption orders for Target Portfolio shares must be placed by June 10, 2021, or the Target Portfolio shares will be converted to Acquiring Portfolio shares.  The Reorganizations are expected to occur after the close of trading on June 11, 2021.  The Acquiring Portfolios will be open for trading on June 14, 2021.

This Information Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before investing.  A statement of additional information, dated April [2], 2021, relating to this Information Statement/Prospectus and the proposed Reorganizations, is available upon request and without charge by calling collect or writing to Dimensional at the phone number and address listed above.

Additional information is available in the following materials:

•
Prospectus dated February 28, 2021 for the Target Portfolios, (“Target Portfolios Prospectus”), which is on file with the SEC (http://sec.gov) (File No. 811-03258) (Accession No. 0001193125-21-059624);

•	Statement of Additional Information dated February 28, 2021 for the Target Portfolios (“Target Portfolios SAI”) which is on file with the

SEC (http://sec.gov) (File No. 811-03258)  (Accession No. 0001193125-21-059624);

•
Prospectus dated February 28, 2021 for the Acquiring Portfolios (“Acquiring Portfolios Prospectus”) which is on file with the SEC (http://sec.gov) (File No. 811-23580) (Accession No. 0001193125-21-059681);

•
Statement of Additional Information dated February 28, 2021 for the Acquiring Portfolios, (“Acquiring Portfolios SAI”) which is on file with the SEC (http://sec.gov) (File No. 811-23580) (Accession No. 0001193125-21-059681); and

•
The Target Portfolios’ audited financial statements and related report of the independent public accounting firm included in the Target Portfolios’ Annual Report to Shareholders for the fiscal year ended October 31, 2020 (the “Target Portfolios Annual Report”) which is on file with the SEC (http://sec.gov) (File No. 811-03258) (Accession No. 0001193125-21-003228).

Because the Acquiring Portfolios have not yet commenced operations, no annual report is available.  The Target Portfolios Prospectus and Acquiring Portfolios Prospectus are incorporated herein by reference and are legally deemed to be part of this Information Statement/Prospectus.  A copy of the Acquiring Portfolios Prospectus accompanies this Information Statement/Prospectus.  The Statement of Additional Information to this Information Statement/Prospectus also is incorporated herein by reference and is legally deemed to be part of this Information Statement/Prospectus.  The Target Portfolios Prospectus, Target Portfolios SAI, and Target Portfolios Annual Report are available at https://us.dimensional.com/fund-documents.

The prospectuses, statements of additional information, and the most recent annual shareholder reports listed above, have been filed with the SEC and are available, free of charge, by (i) calling Dimensional collect at 512-306-7400, (ii) accessing the documents at the Portfolios’ website at https://us.dimensional.com/fund-documents, or (iii) writing to the Portfolios at the address listed on the cover of this Information Statement/Prospectus.  In addition, these documents may be obtained from the EDGAR database on the Commission’s Internet site at http://www.sec.gov.  You also may obtain this information upon payment of a duplicating fee, by e-mailing the Commission at the following address:  publicinfo@sec.gov.

This Information Statement/Prospectus dated April [2], 2021, is expected to be mailed to shareholders of the Target Portfolios on or about April [12], 2021.

AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL FUNDS, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SUMMARY	7
What is happening to the Target Portfolios?	7
How will the Reorganizations work?	7
Why are the Reorganizations happening and did the Board approve the Reorganizations?	8
How will the Reorganizations affect me?	9
Who will bear the costs associated with the Reorganizations?	9
What are the federal income tax consequences of the Reorganizations?	10
How do the Portfolios’ investment objectives, investment strategies, and investment policies compare?	10
What are the principal risks of an investment in the Portfolios?	12
How will the Reorganizations affect my fees and expenses?	13
What are the distribution arrangements for the Portfolios?	13
What are the Portfolios’ arrangements for purchases, exchanges and redemptions?	13
COMPARISON OF SOME IMPORTANT FEATURES OF THE PORTFOLIOS	14
How do the performance records of the Portfolios compare?	14
What are the fees and expenses of the Portfolios and what might they be after the Reorganizations?	15
What are the Portfolios’ dividend payment policies and pricing arrangements?	18
Who manages the Portfolios?	18
INFORMATION ABOUT THE REORGANIZATIONS	21
Reasons for the Reorganizations	21
INFORMATION ABOUT THE PLAN	23
How will the Reorganizations be carried out?	23
Who will pay the expenses of the Reorganizations?	24
What are the tax consequences of the Reorganizations?	25
CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS	27
What are the capitalizations of the Portfolios?	27
ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIOS AND THE TARGET PORTFOLIOS	29
Comparison of the Portfolios’ Investment Objectives and Principal Investment Strategies	29
Comparison of the Portfolios’ Principal Risks	33
Description of Risks	34
How do the fundamental investment policies of the Portfolios compare?	37
Where can I find more financial and performance information about the Portfolios?	37
PRINCIPAL SHAREHOLDERS	38
ADDITIONAL INFORMATION	40
FINANCIAL HIGHLIGHTS	40
FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1

COMPARISON OF MARYLAND AND DELAWARE GOVERNING INSTRUMENTS AND STATE LAW	B-1

SUMMARY
This is only a summary of certain information contained in this Information Statement/Prospectus. Shareholders should carefully read the more complete information in the rest of this Information Statement/Prospectus, including the Plan relating to the Reorganizations, a form of which is attached to this Information Statement/Prospectus in Appendix A, and the Acquiring Portfolios Prospectus, which accompanies this Information Statement/Prospectus.  For purposes of this Information Statement/Prospectus, the terms “shareholder”, “you”, and “your” refer to shareholders of the Target Portfolios.
What is happening to the Target Portfolios?
The Target Portfolios, which are currently operated as mutual funds, will be converted into ETFs through the reorganization of each Target Portfolio into a newly-created, corresponding Acquiring Portfolio that has the same investment objective and investment strategies as the Target Portfolio.  As an ETF, each Acquiring Portfolio’s shares will be traded on NYSE Arca, Inc.  Each transaction between a Target Portfolio and its corresponding Acquiring Portfolio is referred to in this Information Statement/Prospectus as a “Reorganization.”  Each Reorganization will be accomplished in accordance with the Plan.  For reference purposes, the identification of each Reorganization, Target Portfolio and corresponding Acquiring Portfolio is listed in the chart below.

Reorganizations	Target Portfolios	Acquiring Portfolios
Equity Reorganization	Tax-Managed U.S. Equity Portfolio	Dimensional U.S. Equity ETF
Small Cap Reorganization	Tax-Managed U.S. Small Cap Portfolio	Dimensional U.S. Small Cap ETF
Targeted Value Reorganization	Tax-Managed U.S. Targeted Value Portfolio	Dimensional U.S. Targeted Value ETF
Core Equity Reorganization	T.A. U.S. Core Equity 2 Portfolio	Dimensional U.S. Core Equity 2 ETF
How will the Reorganizations work?
Under the Plan, all of the assets and liabilities of a Target Portfolio will be transferred to its newly-created, corresponding Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio of equivalent aggregate net asset value (“NAV”).  Your shares of the Target Portfolio will be exchanged for shares of equivalent aggregate NAV of the Acquiring Portfolio.  Shares of the Acquiring Portfolio will be transferred to each shareholder’s brokerage account, or if a shareholder does not have a brokerage account, the shares will be held by a stock transfer agent until a brokerage account is identified or the account is converted to cash (subject to applicable federal or state laws concerning unclaimed property). After shares of the Acquiring Portfolio are distributed to the Target Portfolio’s shareholders, the Target Portfolio will be completely liquidated and dissolved.  As a result of a Reorganization, you will cease to be a shareholder of the Target Portfolio and will become a shareholder of the Acquiring Portfolio.  This exchange will occur on the closing date of the Reorganization, which is the specific date on which the Reorganization takes place.  The closing date of each Reorganization is expected to occur after the close of business on or about June 11, 2021.
Why are the Reorganizations happening and did the Board approve the Reorganizations?
Dimensional proposed that each Target Portfolio be reorganized into an Acquiring Portfolio because the ETF structure of the Acquiring Portfolio may provide benefits with respect to the management of capital gains distributions allowing for potentially greater tax efficiency, which is complementary to the investment objective the Target Portfolio.  Each Target Portfolio is managed with a view to minimize or consider the impact of the federal income taxes on returns.  While the tax treatment of ETFs and mutual funds is the same, the mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind and thereby often avoid the realization of capital gains by the ETFs as the result of portfolio transactions.  Capital gains distributions, if any, made by an ETF typically are very small and shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares.  In contrast, when portfolio securities are sold within a mutual fund (either to rebalance the mutual fund’s holdings or to raise cash for redemptions), the sale can create capital gains within the mutual fund that impact all taxable shareholders of the mutual fund.
Each Acquiring Portfolio will pursue the same investment objective and investment strategies as the corresponding Target Portfolio but in the ETF structure.  Dimensional will continue as the investment adviser of each Acquiring Portfolio after the Reorganization and no change in portfolio managers will result from the Reorganization.  In addition, each Acquiring Portfolio will experience a decrease in management fee rates and, therefore, an expectation of lower overall operating expenses as compared to its respective Target Portfolio.  The Board of DFAIDG recognizes that as shareholders of ETFs after the Reorganizations, shareholders may bear certain costs with respect to maintaining brokerage accounts and selling Portfolio shares that the shareholders did not experience as mutual fund shareholders.  However, the Board of DFAIDG  believes that the benefits of the ETF structure outweigh these costs.
The Board of DFAIDG, including all of the Board’s Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (together, the “Independent Directors”), after careful consideration, have determined that each Reorganization is in the best interests of the Target Portfolio and will not dilute the interests of the existing shareholders of the Target Portfolio.  The Board made this determination based on various factors that are discussed in this Information Statement/Prospectus, under the discussion of the Reorganization in the section entitled “Reasons for the Reorganization.”
Similarly, the Board of the ETF Trust, including all of the Board’s Trustees who are not “interested persons” (as defined in the 1940 Act) (together, the “Independent Trustees”), has approved each Reorganization with respect to the Acquiring Portfolios.  The Board has determined that each Reorganization is in the best interests of the Acquiring Portfolio.

How will the Reorganizations affect me?
If your Reorganization is consummated, you will cease to be a shareholder of a Target Portfolio and will become a shareholder of the Acquiring Portfolio.  Upon completion of a Reorganization, you will own shares of an Acquiring Portfolio offered as an ETF having an aggregate NAV equal to the aggregate NAV of the shares of the Target Portfolio you owned when the Reorganization happened.  Shares of the Acquiring Portfolio will be transferred to your brokerage account, or if a you do not have a brokerage account, the shares will be held by a stock transfer agent until a brokerage account is identified or the account is converted to cash (subject to applicable federal or state laws concerning unclaimed property).  Shares of the Acquiring Portfolios are not issued in fractional shares, so for some shareholders, fractional shares of a Target Portfolio may be redeemed at NAV immediately prior to the Reorganization resulting in a small cash payment, which will be taxable.
After the Reorganization, individual shares of the Acquiring Portfolio may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices.  A shareholder may pay brokerage or other charges determined by the shareholder’s financial intermediary, although ETFs do trade with no transaction fees (NTF) on many platforms, and incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).  Because Acquiring Portfolio shares trade at market prices rather than at NAV, Acquiring Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV.
Who will bear the costs associated with the Reorganizations?
Each Target Portfolio will pay all of the costs and expenses resulting from its respective Reorganization because the Reorganization is expected to benefit the Target Portfolio, particularly in view of the lower management fee of the Acquiring Portfolio.  The estimated expenses of each Reorganization are provided in the table below and represent management’s estimate of the professional fees, charges by service providers, and any costs related to the printing and mailing of the Information Statement/Prospectus.  It is not anticipated that any holdings of a Target Portfolio will be required to be sold in order to consummate a Reorganization, and therefore, there will not be any brokerage costs or other transaction costs as a result of the Reorganizations.

Reorganization	Estimated Reorganization Costs ($ amount)	Estimated Reorganization Costs (as % of average net assets)
Equity Reorganization Tax-Managed U.S. Equity Portfolio into Dimensional U.S. Equity ETF	$110,000	0.00%*

Small Cap Reorganization Tax-Managed U.S. Small Cap Portfolio into Dimensional U.S. Small Cap ETF	$87,000	0.00%*
Targeted Value Reorganization Tax-Managed U.S. Targeted Value Portfolio into Dimensional U.S. Targeted Value ETF	$119,000	0.00%*
Core Equity Reorganization T.A. U.S. Core Equity 2 Portfolio into Dimensional U.S. Core Equity 2 ETF	$250,000	0.00%*
* Estimated expenses equal less than 0.01% of average net assets

What are the federal income tax consequences of the Reorganizations?
As a condition to the closing of each Reorganization, the Target Portfolio and the Acquiring Portfolio must receive an opinion of Stradley Ronon Stevens & Young LLP (“Stradley Ronon”) to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, it is expected that neither you nor, in general, a Target Portfolio will recognize gain or loss as a direct result of the Reorganization of a Target Portfolio (except with respect to cash received by a shareholder in lieu of fractional shares, if any), and the holding period and aggregate tax basis for the Acquiring Portfolio shares that you receive will be the same as the holding period and aggregate tax basis of the Target Portfolio shares that you surrender in the Reorganization.  Prior to the consummation of a Reorganization, you may redeem your Target Portfolio shares, generally resulting in the recognition of gain or loss for U.S. federal income tax purposes.
You should consult your tax advisor regarding the effect, if any, of each Reorganization, in light of your individual circumstances.  You should also consult your tax advisor about state and local tax consequences.   For more information about the tax consequences of the Reorganization, please see the section “Information About the Plan—What are the tax consequences of the Reorganizations?”
How do the Portfolios’ investment objectives, investment strategies, and investment policies compare?
 Each Target Portfolio and its corresponding Acquiring Portfolio have identical investment objectives.  Each Portfolio’s investment objective is fundamental and cannot be changed without shareholder approval.  Each Target Portfolio and its corresponding Acquiring

Portfolio employ identical principal investment strategies in seeking to achieve their respective objectives.

Investment Objectives and Investment Strategies

Equity Reorganization

        The investment objective of the Tax-Managed U.S. Equity Portfolio (the “U.S. Equity Portfolio”) and the Dimensional U.S. Equity ETF (the “U.S. Equity ETF”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns. The Advisor’s tax management strategies for the U.S. Equity Portfolio and U.S. Equity ETF are designed to maximize the after tax value of a shareholder’s investment.  Generally, the Advisor buys and sells securities for each Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).  To achieve its investment objective, the U.S. Equity Portfolio and U.S. Equity ETF, using a market capitalization weighted approach, each generally purchases a broad and diverse group of equity securities of U.S. companies.

Small Cap Reorganization

        The investment objective of the Tax-Managed U.S. Small Cap Portfolio (the “U.S. Small Cap Portfolio”) and the Dimensional U.S. Small Cap ETF (the “U.S. Small Cap ETF”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.  The Advisor’s tax management strategies for the U.S. Small Portfolio and U.S. Small Cap ETF are designed to maximize the after tax value of a shareholder’s investment.  Generally, the Advisor buys and sells securities for each Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).  To achieve its investment objective, the U.S. Small Cap Portfolio and U.S. Small Cap ETF, using a market capitalization weighted approach, each generally purchases a broad and diverse group of securities of U.S. small cap companies.

Targeted Value Reorganization

        The investment objective of the Tax-Managed U.S. Targeted Value Portfolio (the “U.S. Targeted Value Portfolio”) and the Dimensional U.S. Targeted Value ETF (the “U.S. Targeted Value ETF”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.  The Advisor’s tax management strategies for the U.S. Target Value Portfolio and U.S. Targeted Value ETF are designed to maximize the after tax value of a shareholder’s investment.  Generally, the Advisor buys and sells securities for each Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).  To achieve its investment objective, the U.S. Targeted Value Portfolio and U.S. Targeted Value ETF, using a market capitalization weighted approach, each generally purchases a broad and diverse group of securities of U.S. small cap and mid cap companies that the Advisor determines to be lower relative price stocks with higher profitability.

Core Equity Reorganization

        The investment objective of the T.A. U.S. Core Equity 2 Portfolio (the “U.S. Core Portfolio”) and the Dimensional U.S. Core Equity ETF (the “U.S. Core ETF”) is to achieve long-term capital appreciation while considering federal income tax implications of investment decisions. The Advisor’s tax management strategies for the U.S. Core Portfolio and U.S. Core ETF are designed to maximize the after tax value of a shareholder’s investment.  Generally, the Advisor buys and sells securities for each Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).  To achieve its investment objective, the U.S. Core Portfolio and U.S. Core ETF, using a market capitalization weighted approach, each generally purchases a broad and diverse group of securities of U.S. companies.  The U.S. Core Portfolio and U.S. Core ETF each invests in companies of all sizes, with an increased exposure to smaller capitalization, lower relative price, and higher profitability companies than as compared to their representation in the U.S. market generally.

Investment Polices and Restrictions

Each Target Portfolio and its corresponding Acquiring Portfolio have adopted identical fundamental investment restrictions, which may not be changed without prior shareholder approval.  Each Acquiring Portfolio’s fundamental investment restrictions are listed in the Acquiring Portfolios SAI, dated February 28, 2021, which is incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and is available upon request.  Each Target Portfolio’s fundamental investment restrictions are listed in the Targeted Portfolios SAI, dated February 28, 2021, which is incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and is available upon request.
What are the principal risks of an investment in the Portfolios?
An investment in each Portfolio involves risks common to most open-end funds.  There is no guarantee against losses resulting from investments in the Portfolios, nor that the Portfolios will achieve their investment objectives.  You may lose money if you invest in the Portfolios. The risks associated with an investment in a Target Portfolio and its corresponding Acquiring Portfolio are identical, except that each Acquiring Portfolio is subject to certain risks unique to operating as an ETF.  Each Acquiring Portfolio is subject to the following risks for ETFs:
Market Trading Risk:  Active trading markets for Portfolio shares may not be developed or maintained by market makers or authorized participants.  Authorized participants are not obligated to make a market in the Portfolio’s shares or to submit purchase or redemption orders for creation units.  Trading in shares on an exchange may be halted in certain circumstances.  There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met.
Premium/Discount Risk:  The NAV of the Portfolio and the value of your investment may fluctuate.  Disruptions to creations and redemptions or the market price of the Portfolio’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV.  If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
For further information about the risks of investments in the Portfolios, see “Comparison of the Portfolios’ Principal Risks” below.
How will the Reorganizations affect my fees and expenses?
 The management fee of each Acquiring Portfolio is lower than the management fee of its corresponding Target Portfolio and, therefore, each Acquiring Portfolio is expected to experience lower overall expenses as compared to its corresponding Target Portfolio.  A comparison of the fees and expenses of the Target Portfolios and Acquiring Portfolios is provided below under the heading, “What are the fees and expenses of the Portfolios and what might they be after the Reorganizations?”

What are the distribution arrangements for the Portfolios?
The Target Portfolios and Acquiring Portfolios are distributed by DFA Securities LLC (“DFAS”), which serves as the principal underwriter for the shares of the Portfolios.  DFAS is a wholly-owned subsidiary of Dimensional.  The principal business address of DFAS is 6300 Bee Cave Road, Building One, Austin, Texas 78746.  Neither the Target Portfolios nor the Acquiring Portfolios have adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act for the payment of fees by the Portfolios related to the Portfolios’ distribution.
What are the Portfolios’ arrangements for purchases, exchanges and redemptions?
The Target Portfolios and the Acquiring Portfolios have different procedures for purchasing, exchanging and redeeming shares.  You may refer to the Acquiring Portfolios Prospectus, which accompanies this Information Statement/Prospectus, under the section titled “Purchase and Sale of Shares” for the procedures applicable to purchases and sales of the shares of the Acquiring Portfolios, which are also summarized below.  The Acquiring Portfolios do not provide for the exchange of shares.  The Target Portfolios Prospectus provides information under the sections titled “Purchase of Shares,” “Exchange of Shares” and “Redemption of Shares” with respect to the procedures applicable to purchases, exchanges and sales of the shares of the Target Portfolios, which are also summarized below.
Shareholders in the Target Portfolios may purchase or sell (redeem) shares of the Portfolios on each day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting their financial intermediary regarding purchase and redemption procedures.  The Target Portfolios generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor.  All investments in the Target Portfolios are subject to approval of the Advisor.
The purchase price of a share of each Target Portfolio is its NAV per share.  The NAV per share of each Target Portfolio is calculated after the close of the NYSE (normally, 4:00 p.m. Eastern Time) on each day the NYSE is open.  Provided that a Target Portfolio’s transfer agent or a transfer agent sub-designee has received the investor’s Account Registration Form in good order, shares of the Portfolio will be priced at the public offering price, which is the NAV of the shares next determined after receipt of the investor’s order.  Each Portfolio reserves the right to reject any initial or subsequent investment request.
Unlike the Target Portfolios, individual shares of the Acquiring Portfolios are not purchased or sold at NAV directly with the Portfolios.  The Acquiring Portfolios will issue (or redeem) shares at NAV only to certain financial institutions that have entered into agreements with an Acquiring Portfolio’s distributor in large aggregated blocks known as “Creation Units.”  A Creation Unit of an Acquiring Portfolio consists of a specified number of shares as stated in the Acquiring Portfolios Prospectus. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Acquiring Portfolio specifies each day at the NAV next determined after receipt of an order.
Individual Acquiring Portfolio shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices.  Shares of an Acquiring Portfolio can be bought and sold during the day like shares of other publicly traded companies.  Buying and selling shares of an Acquiring Portfolio on an exchange involves certain costs.  When buying and selling shares through a financial intermediary, you may incur brokerage or other charges determined by your financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms.  In addition, a shareholder of an Acquiring Portfolio may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).  Because Acquiring Portfolio shares trade at market prices rather than at NAV, Acquiring Portfolio shares may trade at a price less than (discount) or greater than (premium) the Acquiring Portfolio’s NAV.  The trading prices of an Acquiring Portfolio’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for Portfolio shares and shares of the underlying securities held by the Portfolio, economic conditions and other factors, rather than an Acquiring Portfolio’s NAV, which is calculated at the end of each business day.
Each Target Portfolio permits its shareholders to exchange shares of the Portfolio for shares of certain other portfolios of DFAIDG and Dimensional Investment Group Inc.  An exchange involves the simultaneous redemption of shares of one portfolio and the purchase of shares of another portfolio at each portfolio’s respective closing NAV next determined after the request for exchange has been received, and is a taxable transaction.  The Acquiring Portfolios do not provide for exchanges.
COMPARISON OF SOME IMPORTANT FEATURES OF THE PORTFOLIOS
How do the performance records of the Portfolios compare?
Each Acquiring Portfolio is a newly-formed “shell” fund that has not yet commenced operations, and therefore, has no performance history predating the Reorganization.  Each Acquiring Portfolio has been organized solely in connection with the Reorganization to acquire all of the assets and liabilities of its corresponding Target Portfolio and continue the business of the Target Portfolio.  Therefore, after the Reorganization, the Target Portfolio will remain the “accounting survivor.”  This means that the Acquiring Portfolios will continue to show the historical investment performance and returns of the Target Portfolios (even after liquidation).
The historical performance of each Target Portfolio, as it is to be adopted by its corresponding Acquiring Portfolio, is included in the Acquiring Portfolios Prospectus that has accompanied this Information Statement/Prospectus.
What are the fees and expenses of the Portfolios and what might they be after the Reorganizations?
Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly.  The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio.  The fees and expenses in the tables appearing below are based on the expenses of each Target Portfolio for the fiscal year ended October 31, 2020 and the anticipated expenses of each Acquiring Portfolio during its first year of operation.  The tables also show the pro forma expenses of each combined Acquiring Portfolio after giving effect to the respective Reorganization, based on pro forma net assets as of October 31, 2020.  Pro forma numbers are estimated in good faith and are hypothetical.  Actual expenses may vary significantly.  You will not pay any sales load, contingent deferred sales charge, commission, redemption fee, or other transaction fee in connection with the Reorganizations.

ALL REORGANIZATIONS	Target Portfolio	Acquiring Portfolio	Pro Forma—Acquiring Portfolio after Reorganization
Shareholder Fees (fees paid directly from your investment):	None	None	None

Annual Portfolio Operating Expenses for Target Portfolio and Acquiring Portfolio
(expenses deducted from Portfolio assets)

	Target Portfolio (Tax-Managed U.S. Equity Portfolio)	Acquiring Portfolio (Dimensional U.S. Equity ETF)	Pro Forma—Acquiring Portfolio after Reorganization
Management Fee	0.18%*	0.08%	0.08%
Other Expenses	0.03%	0.03%	0.03%**
Total Annual Fund Operating Expenses	0.21%	0.11%	0.11%
* The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Target Portfolio from 0.20 % to 0.18 % effective as of February 28, 2020.
 ** The costs incurred in connection with the Reorganization will be borne by the Target Portfolio. These expenses have not been reflected in the tables above.

	Target Portfolio (Tax-Managed U.S. Small Cap Portfolio)	Acquiring Portfolio (Dimensional U.S. Small Cap ETF)	Pro Forma—Acquiring Portfolio after Reorganization
Management Fee	0.40%*	0.30%	0.30%
Other Expenses	0.04%	0.04%	0.04%**
Total Annual Fund Operating Expenses	0.44%	0.34%	0.34%
* The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Target Portfolio from 0.45% to 0.40% effective as of February 28, 2020.
 ** The costs incurred in connection with the Reorganization will be borne by the Target Portfolio. These expenses have not been reflected in the tables above.

	Target Portfolio (Tax-Managed U.S. Targeted Value Portfolio)	Acquiring Portfolio (Dimensional U.S. Targeted Value ETF)	Pro Forma—Acquiring Portfolio after Reorganization
Management Fee	0.40%*	0.30%	0.30%
Other Expenses	0.04%	0.04%	0.04%**
Total Annual Fund Operating Expenses	0.44%	0.34%	0.34%
 * The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Target Portfolio from 0.42 % to 0.40 % effective as of February 28, 2020.
 ** The costs incurred in connection with the Reorganization will be borne by the Target Portfolio. These expenses have not been reflected in the tables above.

	Target Portfolio (T.A. U.S. Core Equity 2 Portfolio)	Acquiring Portfolio (Dimensional U.S. Core Equity 2 ETF)	Pro Forma—Acquiring Portfolio after Reorganization
Management Fee	0.20%*	0.16%	0.16%
Other Expenses	0.03%	0.03%	0.03%**
Total Annual Fund Operating Expenses	0.23%	0.19%	0.19%
* The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Target Portfolio from 0.22% to 0.20 % effective as of February 28, 2020.
 ** The costs incurred in connection with the Reorganization will be borne by the Target Portfolio. These expenses have not been reflected in the tables above.

Expense Examples

These Examples are meant to help you compare the cost of investing in each Acquiring Portfolio with the cost of investing in the corresponding Target Portfolio.
Each Example assumes that you invest $10,000 in the Portfolios for the time periods indicated.  Each Example also assumes that your investment has a 5% return each year and that a Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Tax-Managed U.S. Equity Portfolio Target Portfolio	$22	$68	$118	$268
Dimensional U.S. Equity ETF Acquiring Portfolio	$11	$35	$62	$141
Pro Forma—Acquiring Portfolio after Reorganization	$11	$35	$62	$141

	1 Year	3 Years	5 Years	10 Years
Tax-Managed U.S. Small Portfolio Target Portfolio	$45	$141	$246	$555
Dimensional U.S. Small Cap ETF Acquiring Portfolio	$35	$109	$191	$431
Pro Forma—Acquiring Portfolio after Reorganization	$35	$109	$191	$431

	1 Year	3 Years	5 Years	10 Years
Tax-Managed U.S. Targeted Value Portfolio Target Portfolio	$45	$141	$246	$555
Dimensional U.S. Targeted Value ETF Acquiring Portfolio	$35	$109	$191	$431
Pro Forma—Acquiring Portfolio after Reorganization	$35	$109	$191	$431

	1 Year	3 Years	5 Years	10 Years
T.A. U.S. Core Equity 2 Portfolio Target Portfolio	$24	$74	$130	$293
Dimensional U.S. Core Equity 2 ETF Acquiring Portfolio	$19	$61	$107	$243
Pro Forma—Acquiring Portfolio after Reorganization	$19	$61	$107	$243

What are the Portfolios’ dividend payment policies and pricing arrangements?
The dividend payment policies of the Portfolios are identical with respect to the timing of dividends.  Dividends from net investment income of each Target Portfolio and Acquiring Portfolio are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December.  The Portfolios intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates, depending on the length of time a Portfolio holds the assets).  The Portfolios may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolios.
The way that dividends are received differs between the Target Portfolios and Acquiring Portfolios. Shareholders of each Target Portfolio automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio at NAV, unless, upon written notice to Dimensional and completion of the requisite account information, another option is selected by shareholders.  Shareholders of each Acquiring Portfolio will receive all income dividends and capital gains distributions in cash, unless a shareholder’s broker provides an option for the reinvestment of dividends.
The Target Portfolios and Acquiring Portfolios have substantially the same procedures for calculating their share prices and valuing their portfolio securities.  The Portfolios determine their NAV per share after the close of the NYSE (normally, 4:00 p.m., Eastern Time).  The Portfolios will not be priced on days that the NYSE is closed for trading.  DFAIDG and the ETF Trust have adopted substantially the same policies and procedures for valuing the Portfolios’ portfolio assets.  For more information about the Acquiring Portfolios’ pricing procedures, you may refer to the Acquiring Portfolios Prospectus, which accompanies this Information Statement/Prospectus, under the section titled “Net Asset Value.”
Who manages the Portfolios?
The management of the business of each Target Portfolio is the responsibility of the Board of DFAIDG and the management of the business of each Acquiring Portfolio is the responsibility of the Board of the ETF Trust.  Each Board elects officers, who are responsible for the day-to-day operations of the Portfolios.
Dimensional serves as investment advisor to each Target Portfolio and Acquiring Portfolio.  Pursuant to an Investment Management Agreement with each Portfolio, Dimensional is responsible for the management of its assets.  There are no material differences between the Investment Management Agreements of a Target Portfolio and its corresponding Acquiring Portfolio.  The Portfolios are managed using a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers, and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually.  As of the date of this Information Statement/Prospectus, the Investment Committee has fourteen members.  Investment strategies for all Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues.  The Investment Committee also sets and reviews all investment-related policies and procedures and approves any changes in regard to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee.  The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee.  The individuals named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios.

Tax-Managed U.S. Equity Portfolio Dimensional U.S. Equity ETF	Jed S. Fogdall Joel P. Schneider
Tax-Managed U.S. Small Cap Portfolio Dimensional U.S. Small Cap ETF	Jed S. Fogdall Marc C. Leblond
Tax-Managed U.S. Targeted Value Portfolio Dimensional U.S. Targeted Value ETF	Jed S. Fogdall Marc C. Leblond
T.A. U.S. Core Equity 2 Portfolio into Dimensional U.S. Core Equity 2 ETF	Jed S. Fogdall Joel P. Schneider

Mr. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and a Senior Portfolio Manager of the Advisor. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University.  Mr. Fogdall joined the Advisor as a portfolio manager in 2004, and has been responsible for the Acquiring Portfolios since inception (2021).  Mr. Fogdall has been responsible for the Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio since 2012.

Mr. Leblond is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Leblond holds an MBA from the University of Chicago, and an MS and BS from Columbia University.  Mr. Leblond joined the Advisor in 2015, has been a portfolio manager since 2017, and has been responsible for the U.S. Small Cap ETF and U.S. Targeted Value ETF since inception (2021).  Mr. Leblond has been responsible for the Tax-Managed U.S. Small Cap Portfolio and Tax-Managed U.S. Targeted Value Portfolio since 2020.

Mr. Schneider is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and a Senior Portfolio Manager of the Advisor.  Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University.  Mr. Schneider joined the Advisor in 2011, has been a portfolio manager since 2013, and has been responsible for the U.S. Equity ETF, U.S. Small Cap ETF, U.S. Targeted Value ETF, and U.S. Core Equity 2 ETF since inception (2021).  Mr. Schneider has been responsible for the Tax-Managed U.S. Targeted Value Portfolio since 2015, the Tax-Managed U.S. Small Cap Portfolio since 2017, and the Tax-Managed U.S. Equity Portfolio and the T.A. U.S. Core Equity 2 Portfolio since 2019.

Dimensional provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions.  Securities transactions are placed with a view to obtaining the best price and execution of such transactions.  Dimensional’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746.  Dimensional has been engaged in the business of providing investment management services since May 1981.  Dimensional is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  As of January 31, 2021, assets under management for all Dimensional affiliated advisors totaled approximately $599 billion.

Fee Waiver and Expense Assumption Agreements

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver and/or Expense Assumption Agreement”) for the U.S. Equity Portfolio, U.S. Equity ETF, U.S. Core Portfolio, and U.S. Core ETF, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described below.  Each Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2022, and may only be terminated by a Portfolio’s Board prior to that date.  Each Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Portfolios or the Advisor.  With respect to each Fee Waiver and/or Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio.  Each Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

U.S. Equity Portfolio and U.S. Equity ETF

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to reduce the expenses of the Portfolio when its total operating expenses exceed 0.22% of the average net assets of the Portfolio on an annualized basis (the “Expense Limitation Amount”).  At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Portfolio to exceed the Expense Limitation Amount.

U.S. Core Portfolio and U.S. Core ETF

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.30% of the average net assets of the Portfolio on an annualized basis (the “Expense Limitation Amount”).  At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for the Portfolio to exceed the applicable Expense Limitation Amount.

INFORMATION ABOUT THE REORGANIZATIONS
Reasons for the Reorganizations
Dimensional proposed that each Target Portfolio be reorganized into an Acquiring Portfolio because the ETF structure of the Acquiring Portfolio may provide benefits with respect to the management of capital gains distributions allowing for potentially greater tax efficiency, which is complementary to the investment objective the Target Portfolio Each Target Portfolio is managed with a view to minimize or consider the impact of the federal income taxes on returns.  While the tax treatment of ETFs and mutual funds is the same, the mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind and thereby often avoid the realization of capital gains by the ETFs as the result of portfolio transactions.  Capital gains distributions, if any, made by an ETF typically are very small and shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after the shareholders sell their ETF shares.  In contrast, when portfolio securities are sold within a mutual fund (either to rebalance the mutual fund’s holdings or to raise cash for redemptions), the sale can create capital gains within the mutual fund that impact all taxable shareholders of the mutual fund.
Each Acquiring Portfolio will pursue the same investment objective and investment strategies as the corresponding Target Portfolio but have the benefits of operating in the ETF structure. Dimensional will continue as the investment adviser of each Acquiring Portfolio after the Reorganization and no change in portfolio managers will result from the Reorganization.  In addition, each Acquiring Portfolio will experience a decrease in management fee rates and, therefore, is expected to experience lower overall expenses as compared to its respective Target Portfolio.
The Board of DFAIDG considered the Reorganizations and approved the Plan with respect to the Target Portfolios.  In considering the Plan, the Board requested and received detailed information from the officers of DFAIDG, and representatives of Dimensional regarding the Reorganizations, including: (1) the specific terms of the Plan; (2) the investment objectives, investment strategies, and investment policies of each Target Portfolio and the corresponding Acquiring Portfolio; (3) comparative data analyzing the fees and expenses of the Portfolios; (4) the proposed plans for ongoing management, distribution, and operation of the Acquiring Portfolios; (5) the management, financial position, and business of Dimensional and its affiliates; and (6) the impact of the Reorganizations on the Target Portfolios and their shareholders.
With respect to the information listed above, the Board of DFAIDG considered that, among other information: (1) the Plan was designed to be a tax-free reorganization and the shares of an Acquiring Portfolio that would be received by the shareholders of a Target Portfolio in the exchange will be equal in aggregate NAV to the aggregate NAV of their shares of the Target Portfolio as of the closing date of the Reorganization; (2) the investment objectives, strategies and policies of the Target Portfolio and the Acquiring Portfolio are identical; (3) the management fee of each Acquiring Portfolio is lower than the management fee of its corresponding Target Portfolio and, therefore, each Acquiring Portfolio is expected to experience lower overall expenses as compared to its corresponding Target Portfolio; (4) the plans for the ongoing management, distribution, and operation of the Acquiring Portfolios as  ETFs will benefit tax conscious shareholders and contribute to the tax-management strategies of the Portfolios; and (5) Dimensional is the adviser of both the Target Portfolios and Acquiring Portfolios and the terms of the investment management agreements are materially the same.  The Board also considered that each Reorganization met the conditions under Rule 17a-8 under the 1940 Act to be consummated without the vote of shareholders of a Target Portfolio or Acquiring Portfolio.
In approving each Reorganization with respect to a Target Portfolio, the Board of DFAIDG, including all of the Independent Directors, determined that (i) participation in the Reorganization is in the best interest of the Target Portfolio’s shareholders, and (ii) the interests of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization.
In making these determinations, the Board of DFAIDG, including all of the Independent Directors, considered a number of factors, including the potential benefits and costs of each Reorganization to the shareholders of each Target Portfolio.  These considerations included the following:
•
The ETF structure of the Acquiring Portfolios may provide benefits with respect to the management of capital gains distributions allowing for potentially greater tax efficiency, which is complementary to the investment objectives of the Portfolios, which are managed with a view to minimize or consider the impact of federal income taxes on returns;

•	The same investment adviser and portfolio managers that currently manage each Target Portfolio are expected to manage the corresponding Acquiring Portfolio following the closing of the Reorganization;
•
The management fee of each Acquiring Portfolio is lower than the management fee of its corresponding Target Portfolio and, therefore, each Acquiring Portfolio is expected to experience lower overall expenses as compared to its corresponding Target Portfolio;

•
There are no material differences in the contractual terms of a Target Portfolio’s investment management agreement with Dimensional as compared to the corresponding Acquiring Portfolio’s investment management agreement, and Dimensional does not anticipate that a Reorganization will result in any decline in the level of services from the level of services that historically have been provided to a Target Portfolio;

•	The investment objectives, investment strategies and investment policies of each Target Portfolio and its corresponding Acquiring Portfolio are identical;
•	Each Target Portfolio will pay the costs of its respective Reorganization;
•
Shareholders of a Target Portfolio must have a brokerage account that is permitted to hold ETF shares in order to receive shares of an Acquiring Portfolio and each Acquiring Portfolio has engaged a stock transfer agent to hold the Acquiring

Portfolio shares for each Target Portfolio shareholder who does not have an appropriate  brokerage account at the time of the Reorganization to provide a year from the date of a Reorganization for such shareholders to establish brokerage accounts;
•	A vote of shareholders of the Target Portfolios is not required under DFAIDG’s governing documents or the 1940 Act;
•	The Reorganization is intended to be tax-free for federal income tax purposes for shareholders of each Target Portfolio;
•
The Acquiring Portfolios do not issue fractional shares so for some shareholders, fractional shares of a Target Portfolio will be redeemed at NAV immediately prior to the Reorganization and result in a small cash payment, which will be taxable; and

•	The alternatives available for shareholders of each Target Portfolio, including the ability to redeem or exchange their shares of the Target Portfolio prior to the Reorganization.

Based upon their evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board of DFAIDG, including all of the Independent Directors, concluded that completing each Reorganization is in the best interests of the shareholders of the Target Portfolio and that no dilution of value would result to the shareholders of the Portfolio from the Reorganization.
INFORMATION ABOUT THE PLAN
This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Appendix A to this Information Statement/Prospectus, for complete information about the Reorganization.
How will the Reorganizations be carried out?
Each Reorganization will take place after various conditions are satisfied, including the preparation of certain documents.  DFAIDG and the ETF Trust will determine a specific date, called the “closing date,” on which each Reorganization will take place.  Under the Plan, each Target Portfolio will transfer all of its assets and liabilities to its corresponding Acquiring Portfolio on the closing date, which is scheduled to occur after the close of trading on June 11, 2021, but which may occur on an earlier or later date as DFAIDG and the ETF Trust may agree.  In exchange, the ETF Trust will issue shares of the corresponding Acquiring Portfolio that have an aggregate NAV equal to the dollar value of the assets delivered to the Acquiring Portfolio by the Target Portfolio.  DFAIDG will distribute the Acquiring Portfolio shares it receives to the shareholders of the Target Portfolio.  Each shareholder of a Target Portfolio will receive a number of Acquiring Portfolio shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Portfolio (and cash in lieu of fractional shares, if any).  As soon as reasonably practicable after the transfer of its assets, the Target Portfolio will then terminate its existence as a separate series of DFAIDG.

The parties may agree to amend the Plan to the extent permitted by law.  If DFAIDG and the ETF Trust agree, the Plan may be terminated or abandoned for one or more Reorganizations at any time before the Reorganizations.
DFAIDG and the ETF Trust have made representations and warranties in the Plan that are customary in matters such as the Reorganization.  The Plan contains a number of conditions precedent that must occur before a Target Portfolio or Acquiring Portfolio is obligated to proceed with a Reorganization.  One of these conditions requires that DFAIDG and the ETF Trust shall have received a tax opinion as described below that the consummation of a Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Target Portfolio, the Acquiring Portfolio or their shareholders.
Although shareholder approval of the Reorganizations is not required and Dimensional does not anticipate that a Reorganization will be terminated, if a Reorganization is terminated, shareholders of the Target Portfolio would be notified of the change and the Target Portfolio would continue to operate as a series of DFAIDG.
Who will pay the expenses of the Reorganizations?
Each Target Portfolio will pay all of the costs and expenses resulting from its respective Reorganization because the Reorganization is expected to benefit the Portfolio.  The estimated expenses of each Reorganization are provided in the table below and represent management’s estimate of the professional fees, charges by service providers, and any costs related to the printing and mailing of this Information Statement/Prospectus.  It is not anticipated that any holdings of a Target Portfolio will be required to be sold in order to consummate a Reorganization, and therefore, there will not be any brokerage costs or other transaction costs as a result of the Reorganizations.
Reorganization	Estimated Reorganization Costs ($ amount)	Estimated Reorganization Costs (as % of average net assets)
Equity Reorganization Tax-Managed U.S. Equity Portfolio into Dimensional U.S. Equity ETF	$110,000	0.00%*
Small Cap Reorganization Tax-Managed U.S. Small Cap Portfolio into Dimensional U.S. Small Cap ETF	$87,000	0.00%*
Targeted Value Reorganization Tax-Managed U.S. Targeted Value Portfolio into Dimensional U.S. Targeted Value ETF	$119,000	0.00%*
Core Equity Reorganization T.A. U.S. Core Equity 2 Portfolio into Dimensional U.S. Core Equity 2 ETF	$250,000	0.00%*

* Estimated expenses equal less than 0.01% of average net assets
What are the tax consequences of the Reorganizations?
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations, and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan.
Each Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for federal income tax purposes.  As a condition to the consummation of the Reorganizations, Stradley Ronon Stevens & Young, LLP will deliver an opinion (“Tax Opinion”) to DFAIDG and the ETF Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of the Target Portfolios and Acquiring Portfolios) and the existing federal income tax law, and conditioned on the Reorganizations being completed in accordance with the Plan, for federal income tax purposes:
•
Each Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1)(F) of the Code), and each Portfolio will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

•	No Portfolio will recognize any gain or loss as a direct result of the Reorganization;
•
The Target Portfolios’ shareholders will not recognize any gain or loss on the exchange of their Target Portfolio shares for corresponding Acquiring Portfolio shares, except with respect to cash received in lieu of fractional shares, if any;

•
The aggregate tax basis in Acquiring Portfolio shares that a Target Portfolio shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Target Portfolio shares the shareholder holds immediately before the Reorganization (reduced by the amount of any tax basis allocable to a fractional share for which cash is received, if any).  The holding period for Acquiring Portfolio shares that a Target Portfolio shareholder receives pursuant to the Reorganization will include the holding period for the Target Portfolio shares the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Reorganization;

•
An Acquiring Portfolio’s tax basis in each asset the corresponding Target Portfolio transfers to it will be the same as the Target Portfolio’s tax basis therein immediately before the Reorganization, and the Acquiring Portfolio’s  holding period for each such asset will include the Target Portfolio’s holding period therefore (except where an Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an asset’s holding period) immediately after the Reorganization; and
•
The Reorganization will not result in the termination of a Target Portfolio’s taxable year and each Target Portfolio’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the corresponding Acquiring Portfolio without limitation.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.  None of the Portfolios have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.
The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above.  If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable Target Portfolio would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Portfolio, and each shareholder of the applicable Target Portfolio that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Portfolio shares and the fair market value of the shares of the Acquiring Portfolio it received.
The tax year of a Target Portfolio is expected to continue with its Acquiring Portfolio, and the capital gains, if any, resulting from portfolio turnover prior to the Reorganization will be carried over to the Acquiring Portfolio.  If a Reorganization were to end the tax year of a Target Portfolio (which is not the intended or expected plan as of the date of this Information Statement/Prospectus), it would accelerate distributions to shareholders from the Target Portfolio for its short tax year ending on the Closing Date.  Such distributions would be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization.  If determined necessary by the Portfolios, such a Target Portfolio will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.
General Limitation on Losses.  Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each Acquiring Portfolio will succeed to the tax attributes of the corresponding Target Portfolio upon the closing of each Reorganization, including any capital loss carryovers that could have been used by each Target Portfolio to offset its future realized capital gains, if any, for federal income tax purposes.  The capital loss carryovers of each Target Portfolio will be available to offset future gains recognized by the combined Portfolio.  Capital losses of a Portfolio arising in taxable years beginning after December 22, 2010 may be carried forward indefinitely to offset future capital gains.
If, as is anticipated, at the time of the closing of the Reorganizations, an Acquiring Portfolio has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the corresponding Target Portfolio as a result of the Reorganizations.

Thus, a reorganization of a Target Portfolio into an Acquiring Portfolio is not expected to result in any limitation on the use by the Acquiring Portfolio of the Target Portfolio’s capital loss carryovers, if any.  However, the capital losses of an Acquiring Portfolio, as the successor in interest to a Target Portfolio, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Portfolio shares or other reorganization transactions in which the Acquiring Portfolio might engage post-Reorganization.
The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances.  Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.
CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS
Each Target Portfolio is a series of DFAIDG.  DFAIDG is an open-end, registered management investment company.  DFAIDG was organized as a Maryland corporation on June 15, 1981.  The operations of DFAIDG are governed by its Charter, Bylaws, and Maryland law.  DFAIDG also must adhere to the 1940 Act, the rules and regulations promulgated by the Commission thereunder, and any applicable state securities laws.  Each Acquiring Portfolio is a series of the ETF Trust.  The ETF Trust was organized as a Delaware statutory trust on June 16, 2020.  The operations of the ETF Trust are governed by its Charter, Bylaws and Delaware law.  The ETF Trust also must adhere to the 1940 Act, the rules and regulations promulgated by the Commission thereunder, and any applicable state securities laws. A comparison of Maryland law and Delaware law and a comparison of the governing documents of DFAIDG and the ETF Trust is provided in Appendix B to this Information Statement/Prospectus.
Following the Reorganization, shareholders of each Target Portfolio will receive shares of the corresponding Acquiring Portfolio of the ETF Trust equal in value to the shares of the Target Portfolio they hold.  The Acquiring Portfolio shares will be credited to the Target Portfolio shareholder’s brokerage account and the shares of the Target Portfolio will be cancelled.  If a shareholder does not have a brokerage account that can accommodate shares of an ETF at the time of the Reorganizations of the Target Portfolios, the Acquiring Portfolio shares that a shareholder receives in the Reorganizations will be held by a stock transfer agent, AST, until the shareholder identifies a brokerage account into which AST can transfer the shares.  If a shareholder’s Acquiring Portfolio shares are not transferred from AST into a brokerage account within a year of the date of a Reorganization, after one year, such shares of the Acquiring Portfolio held at AST will be converted to cash and the cash proceeds sent to the accountholder of record. The conversion of the Acquiring Portfolio shares to cash may be subject to fees and expenses and will be a taxable event.
What are the capitalizations of the Portfolios?
    The following tables set forth the unaudited capitalization of each Target Portfolio and its corresponding Acquiring Portfolio as of February 12, 2021, and the unaudited pro forma combined capitalization of each Acquiring Portfolio as adjusted to give effect to the proposed Reorganization.  The following are examples of the number of shares of each Acquiring Portfolio that would have been exchanged for the shares of the corresponding Target Portfolio if the Reorganization had been consummated, and do not reflect the number of shares or value of shares that would actually be received if each Reorganization, as described, occurs.

	Tax-Managed U.S. Equity Portfolio Target Portfolio	Dimensional U.S. Equity ETF Acquiring Portfolio	Pro Forma Adjustments+	Pro Forma—Acquiring Portfolio after Reorganization (estimated)
Net assets (thousands)	$5,114,589	$0	($87)	$5,114,502
Total shares outstanding	117,416,926	0	0	117,416,926
Net asset value per share	$43.56	$0	$0	$43.56
 +  Adjustments reflect the remaining costs of the Reorganization to be incurred by the Target Portfolio.
	Tax-Managed U.S. Small Cap Portfolio Target Portfolio	Dimensional U.S. Small Cap ETF Acquiring Portfolio	Pro Forma Adjustments+	Pro Forma—Acquiring Portfolio after Reorganization (estimated)
Net assets (thousands)	$3,776,967	$0	($69)	$3,776,898
Total shares outstanding	68,857,205	0	0	68,857,205
Net asset value per share	$54.85	$0	$0	$54.85
 +  Adjustments reflect the remaining costs of the Reorganization to be incurred by the Target Portfolio.
	Tax-Managed U.S. Targeted Value Portfolio Target Portfolio	Dimensional U.S. Targeted Value ETF Acquiring Portfolio	Pro Forma Adjustments+	Pro Forma—Acquiring Portfolio after Reorganization (estimated)
Net assets (thousands)	$5,385,738	$0	($94)	$5,385,644
Total shares outstanding	132,961,260	0	0	132,961,260
Net asset value per share	$40.51	$0	$0	$40.51
 +  Adjustments reflect the remaining costs of the Reorganization to be incurred by the Target Portfolio.

	T.A. U.S. Core Equity 2 Portfolio Target Portfolio	Dimensional U.S. Core Equity 2 ETF Acquiring Portfolio	Pro Forma Adjustments+	Pro Forma—Acquiring Portfolio after Reorganization (estimated)
Net assets (thousands)	$12,111,715	$0	($194)	$12,111,521
Total shares outstanding	490,593,342	0	0	490,593,342
Net asset value per share	$24.69	$0	$0	$24.69
 +  Adjustments reflect the remaining costs of the Reorganization to be incurred by the Target Portfolio.

The information in the capitalization tables above is for informational purposes only.  There is no assurance that each Reorganization will be consummated.  Moreover, if consummated, the capitalization of each Target Portfolio and Acquiring Portfolio is likely to be different at the closing date as a result of daily share purchase and redemption activity in the Target Portfolio.  Accordingly, the foregoing should not be relied upon to reflect the number of shares of an Acquiring Portfolio that actually will be received on or after such date.
ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIOS
AND THE TARGET PORTFOLIOS
Comparison of the Portfolios’ Investment Objectives and Principal Investment Strategies
The following summarizes the investment objectives and principal investment strategies of each Target Portfolio and its corresponding Acquiring Portfolio.  Further information about each Target Portfolio’s and Acquiring Portfolio’s investment objectives and strategies are contained in prospectuses and SAIs of the Target Portfolios and Acquiring Portfolios, which are on file with the SEC.  The prospectuses and SAIs of the Target Portfolios and Acquiring Portfolios are also incorporated herein by reference.
Equity Reorganization
The investment objectives of the Portfolios are identical.  The investment objective of the U.S. Equity Portfolio and the U.S. Equity ETF is to achieve long-term capital appreciation while minimizing federal income taxes on returns.
The Target Portfolio and Acquiring Portfolio employ the same principal investment strategies in seeking to achieve their respective objectives.
The Advisor’s tax management strategies for the U.S. Equity Portfolio and U.S. Equity ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for each Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve its investment objective, the U.S. Equity Portfolio and U.S. Equity ETF, using a market capitalization weighted approach, each generally purchases a broad and diverse group of equity securities of U.S. companies.  A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio.  The Advisor may increase or decrease the Portfolio’s exposure to an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate.  An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value.  In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios.  In assessing profitability, the Advisor considers different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets.  The criteria the Advisor uses for assessing relative price, profitability, and investment characteristics are subject to change from time to time.
As a non-fundamental policy, under normal circumstances, each of the U.S. Equity Portfolio and the U.S. Equity ETF will invest at least 80% of its net assets in securities of U.S. companies.  The Advisor considers companies of all market capitalizations for purchase by the Portfolios.
The U.S. Equity Portfolio and U.S. Equity ETF each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.
The U.S. Equity Portfolio and U.S. Equity ETF each may lend its portfolio securities to generate additional income.
Small Cap Reorganization
The investment objectives of the Portfolios are identical.  The investment objective of the U.S. Small Cap Portfolio and the U.S. Small Cap ETF is to achieve long-term capital appreciation while minimizing federal income taxes on returns.
The Target Portfolio and Acquiring Portfolio employ the same principal investment strategies in seeking to achieve their respective objectives.
The Advisor’s tax management strategies for the U.S. Small Cap Portfolio and U.S. Small Cap ETF are designed to maximize the after tax value of a shareholder’s investment.  Generally, the Advisor buys and sells securities for each Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).
To achieve its investment objective, the U.S. Small Cap Portfolio and U.S. Small Cap ETF, using a market capitalization weighted approach, each generally purchases a broad and diverse group of securities of U.S. small cap companies.  A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small cap company, the greater its representation in the Portfolio.  The Advisor may increase or decrease the Portfolio’s exposure to an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate.  An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value.  In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios.  In assessing profitability, the Advisor considers different ratios, such as that of earnings or profits from operations relative to book value or assets.  In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets.  The criteria the Advisor uses for assessing relative price, profitability, and investment characteristics are subject to change from time to time.
As a non-fundamental policy, under normal circumstances, each of the U.S. Small Cap Portfolio and the U.S. Small Cap ETF will invest at least 80% of its net assets in securities of small cap U.S. companies.  For the purposes of the U.S. Small Cap Portfolio and U.S. Small Cap ETF, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor.  Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2020, the market capitalization of a small cap company would be below $8,044 million.  This threshold will change due to market conditions.
The U.S. Small Cap Portfolio and U.S. Small Cap ETF each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.
The U.S. Small Cap Portfolio and U.S. Small Cap ETF each may lend its portfolio securities to generate additional income.
Targeted Value Reorganization
The investment objectives of the Portfolios are identical.  The investment objective of U.S. Targeted Value Portfolio and the U.S. Targeted Value ETF is to achieve long-term capital appreciation while minimizing federal income taxes on returns.
The Target Portfolio and Acquiring Portfolio employ the same principal investment strategies in seeking to achieve their respective objectives.
The Advisor’s tax management strategies for the U.S. Targeted Value Portfolio and U.S. Targeted Value ETF are designed to maximize the after tax value of a shareholder’s investment.  Generally, the Advisor buys and sells securities for each Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).
To achieve its investment objective, the U.S. Targeted Value Portfolio and U.S. Targeted Value ETF, using a market capitalization weighted approach, each generally purchases a broad and diverse group of readily marketable securities of U.S. small and mid cap companies that the Advisor determines to be lower relative price stocks with higher profitability.  A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio.  The Advisor may increase or decrease the Portfolio’s exposure to an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate.  An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios.  In assessing profitability, the Advisor considers different ratios, such as that of earnings or profits from operations relative to book value or assets.  In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets.  The criteria the Advisor uses for assessing relative price, profitability, and investment characteristics are subject to change from time to time.
As a non-fundamental policy, under normal circumstances, each of the U.S. Targeted Value Portfolio and the U.S. Targeted Value ETF will invest at least 80% of its net assets in securities of U.S. companies.  The Advisor considers for investment for U.S. Targeted Value Portfolio and U.S. Targeted Value ETF companies whose market capitalizations are generally smaller than the 500th largest U.S. company.  As of December 31, 2020, companies smaller than the 500th largest U.S. company fall in the lowest 13% of total market capitalization.  Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor.  Based on market capitalization data as of December 31, 2020, the market capitalization of a company smaller than the 500th largest U.S. company would be below $11,685 million.  This threshold will change due to market conditions.
The U.S. Targeted Value Portfolio and U.S. Targeted Value ETF each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.
The U.S. Targeted Value Portfolio and U.S. Targeted Value ETF each may lend its portfolio securities to generate additional income.
Core Equity Reorganization
The investment objectives of the Portfolios are identical.  The investment objective of the U.S. Core Portfolio and U.S. Core ETF is to achieve long-term capital appreciation while considering federal income tax implications of investment decisions.
The Target Portfolio and Acquiring Portfolio employ the same principal investment strategies in seeking to achieve their respective objectives.

The Advisor’s tax management strategies for the U.S. Core Portfolio and U.S. Core ETF are designed to maximize the after tax value of a shareholder’s investment.  Generally, the Advisor buys and sells securities for each Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).
To achieve its investment objective, the U.S. Core Portfolio and U.S. Core ETF will each purchase a broad and diverse group of securities of U.S. companies.  Each Portfolio invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe.  The Advisor generally defines the U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the U.S. Universe it represents) of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor.  Each Portfolio’s increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe.  An equity issuer is considered to have ahigh relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value.  An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value.  In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios.  In assessing profitability, the Advisor considers different ratios, such as that of earnings or profits from operations relative to book value or assets.  The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.
As a non-fundamental policy, under normal circumstances, each of the U.S. Core Portfolio and the U.S. Core ETF will invest at least 80% of its net assets in securities of U.S. companies.  The Advisor may increase or decrease a Portfolio’s exposure to an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate.  In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets.  The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time.
The U.S. Core Portfolio and U.S. Core ETF each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.
The U.S. Core Portfolio and U.S. Core ETF each may lend its portfolio securities to generate additional income.
Comparison of the Portfolios’ Principal Risks
The risks associated with an investment in each Target Portfolio and its corresponding Acquiring Portfolio are identical, except that each Acquiring Portfolio is subject to certain risks unique to operating in as an ETF.  Below the principal risks for each Target Portfolio and Acquiring Portfolio are identified followed by a description of each risk.
Equity Reorganization
The U.S. Equity Portfolio and the U.S. Equity ETF are both subject to the following risks: Equity Market Risk, Small and Mid-Cap Company Risk, Tax-Management Strategy Risk, Derivatives Risk, Securities Lending Risk, Operational Risk, and Cyber Security Risk.  Additionally, the U.S. Equity ETF is subject to Market Trading Risk and Premium/Discount Risk.
Small Cap Reorganization
The U.S. Small Cap Portfolio and the U.S. Small Cap ETF are both subject to the following risks: Equity Market Risk, Small Company Risk, Profitability Investment Risk, Value Investment Risk, Tax-Management Strategy Risk, Derivatives Risk, Securities Lending Risk, Operational Risk, and Cyber Security Risk.  Additionally, the U.S. Small Cap ETF is subject to Market Trading Risk and Premium/Discount Risk.
Targeted Value Reorganization
The U.S. Targeted Value Portfolio and the U.S. Targeted Value ETF are both subject to the following risks: Equity Market Risk, Value Investment Risk, Profitability Investment Risk, Small and Mid-Cap Company Risk, Tax-Management Strategy Risk, Derivatives Risk, Securities Lending Risk, Operational Risk, and Cyber Security Risk.  Additionally, the U.S. Targeted Value ETF is subject to Market Trading Risk and Premium/Discount Risk.
Core Equity Reorganization
The U.S. Core Portfolio and the U.S. Core ETF are both subject to the following risks: Equity Market Risk, Profitability Investment Risk, Value Investment Risk, Small and Mid-Cap Company Risk, Tax-Management Strategy Risk, Derivatives Risk, Securities Lending Risk, Operational Risk, and Cyber Security Risk.  Additionally, the U.S. Core ETF is subject to Market Trading Risk and Premium/Discount Risk.
Description of Risks
Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and a Portfolio that owns them, to rise or fall.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries.  Portfolio securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, regulatory events and governmental or quasi-governmental actions, among others.
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts.  The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally.  The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.
Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price.  As a result, small and mid-cap company stocks may fluctuate relatively more in price.  In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price.  As a result, small company stocks may fluctuate relatively more in price.  In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.  Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks.  Value stocks also may underperform the market for long periods of time.
Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds.  The Advisor anticipates that performance of the Portfolio may deviate from that of non-tax managed funds.
Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, (collectively, “Derivative instruments”), whose value is derived from that of other assets, rates or indices.  Derivative instruments can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivative instruments may increase expenses, and there is no guarantee that a hedging strategy will work.  While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Portfolio or if the cost of the derivative instrument outweighs the benefit of the hedge.  The use of derivative instruments for non-hedging purposes may be considered to carry more risk than other types of investments.  When a Portfolio uses derivative instruments, the Portfolio will be directly exposed to the risks of those derivatives.  Derivative instruments expose a Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty, and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).  The possible lack of a liquid secondary market for derivative instruments and the resulting inability of a Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivative instruments more difficult for the Portfolio to value accurately.  Some derivative instruments are more sensitive to interest rate changes and market price fluctuations than other securities.  A Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited.  The Advisor may not be able to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, which could cause a Portfolio’s derivatives positions to lose value.  Valuation of derivative instruments may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivative instruments or quote prices for them.  Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, securities, rate or index, and the Portfolio could lose more than the principal amount invested.
Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities.  A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.  Securities lending also may have certain adverse tax consequences.
Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes.  Various operational events or circumstances are outside the Advisor’s control, including instances at third parties.  A Portfolio and the Advisor seek to reduce these operational risks through controls and procedures.  However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk: A Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems.  Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Market Trading Risk (Acquiring Portfolios only): Although shares of a Portfolio are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.  There are no obligations of market makers to make a market in a Portfolio’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units.  Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Portfolio’s portfolio securities and the Portfolio’s market price.  This reduced effectiveness could result in Portfolio shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads.  Additionally, in stressed market conditions, the market for a Portfolio’s shares may become less liquid in response to deteriorating liquidity in the markets for the Portfolio’s portfolio holdings, which may cause a significant variance in the market price of the Portfolio’s shares and their underlying value.

There can be no assurance that a Portfolio’s shares will continue to trade on a stock exchange or in any market or that the Portfolio’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged.  Secondary market trading in Portfolio shares may be halted by a stock exchange because of market conditions or other reasons.  In addition, trading in Portfolio shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of a Portfolio’s shares may decline suddenly and significantly.  Such a decline may not reflect the performance of the portfolio securities held by a Portfolio.  Flash crashes may cause authorized participants and other market makers to limit or cease trading in a Portfolio’s shares for temporary or longer periods.  Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.  Shares of a Portfolio, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Premium/Discount Risk (Acquiring Portfolios only): Shares of a Portfolio may trade at prices other than NAV.  Shares of a Portfolio trade on stock exchanges at prices at, above or below their most recent NAV.  The NAV of a Portfolio is calculated at the end of each business day and fluctuates with changes in the market value of the Portfolio’s holdings since the most recent calculation.  The trading prices of a Portfolio’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV.  As a result, the trading prices of a Portfolio’s shares may deviate significantly from NAV during periods of market volatility.

Any of these factors, among others, may lead to a Portfolio’s shares trading at a premium or discount to NAV.  Thus, you may pay more (or less) than NAV when you buy shares of a Portfolio in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  However, because shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of a Portfolio are not likely to be sustained over the long-term.  While the creation/redemption feature is designed to make it likely that a Portfolio’s shares normally will trade on stock exchanges at prices close to the Portfolio’s next calculated NAV, exchange prices are not expected to correlate exactly with the Portfolio’s NAV due to timing reasons as well as market supply and demand factors.  In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of a Portfolio that differ significantly from its NAV.

How do the fundamental investment policies of the Portfolios compare?
The fundamental investment policies of the Target Portfolio and Acquiring Portfolio are identical.
Where can I find more financial and performance information about the Portfolios?
More information about the Target Portfolios and the Acquiring Portfolios is included in:  (i) the Prospectus dated February 28, 2021 for the Target Portfolios, (“Target Portfolios Prospectus”), which is on file with the SEC (http://sec.gov) (File No. 811-03258) (Accession No.

0001193125-21-059624); (ii) the Statement of Additional Information dated February 28, 2021 for the Target Portfolios (“Target Portfolios SAI”) which is on file with the SEC (http://sec.gov) (File No. 811-03258) (Accession No. 0001193125-21-059624); (iii) the Prospectus dated February 28, 2021 for the Acquiring Portfolios (“Acquiring Portfolios Prospectus”) which is on file with the SEC (http://sec.gov) (File No. 811-23580)  (Accession No. 0001193125-21-059681); (iv) the Statement of Additional Information dated February 28, 2021 for the Acquiring Portfolios, (“Acquiring Portfolios SAI”) which is on file with the SEC (http://sec.gov) (File No. 811-23580) (Accession No. 0001193125-21-059681); (v) the Target Portfolios’ audited financial statements and related report of the independent public accounting firm included in the Target Portfolios’ Annual Report to Shareholders for the fiscal year ended October 31, 2020 (the “Target Portfolios Annual Report”) which is on file with the SEC (http://sec.gov) (File No. 811-03258) (Accession No. 0001193125-21-003228); (vi) the statement of additional information, dated April [2], 2021, relating to this Information Statement/Prospectus, which is incorporated by reference herein.
You may request free copies of the Target Portfolios Prospectus and Target Portfolios SAI (including any supplement thereto), by calling collect at 512-306-7400, by accessing the documents at https://us.dimensional.com/fund-documents, or by writing to DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746.  You may request free copies of the Acquiring Portfolios SAI and the Statement of Additional Information relating to this Information Statement/Prospectus, by calling collect at 512-306-7400, or by writing to Dimensional ETF Trust, 6300 Bee Cave Road, Building One, Austin, Texas 78746.
This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by the ETF Trust with the Commission under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Portfolios and the shares offered.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents.
Each Portfolio also files proxy materials, information statements, reports, and other information with the Commission in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.   These materials can be obtained electronically from the EDGAR database on the Commission’s Internet site (http://www.sec.gov) or, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
PRINCIPAL SHAREHOLDERS
As of February 12, 2021, each Acquiring Portfolio was not operational and, therefore, had no shareholders.  As of February 12, 2021, the officers and Directors of DFAIDG, as a group, owned or controlled less than 1% of the outstanding shares of each Target Portfolio.  As of February 12, 2021, the following shareholders owned of record, or to the knowledge of the Target Portfolio, beneficially, 5% or more of the outstanding shares of the Target Portfolios:

 Tax-Managed U.S. Equity Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Target Portfolio
Charles Schwab & Company, Inc.*                                          50.40%
 101 Montgomery Street
 San Francisco, CA  94104

TD Ameritrade, Inc.*                                            19.27%
 P.O. Box 2226
 Omaha, NE 68103

National Financial Services LLC*                                                  16.60%
 200 Liberty Street
 One World Financial Center
 New York, NY  10281

Raymond James & Associates, Inc.*                                              5.36%
 One World Financial Center 5th Floor
 New York, NY 10281

 Tax-Managed U.S. Small Cap Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Target Portfolio

Charles Schwab & Company, Inc.*1                                           51.56%

TD Ameritrade, Inc.*1                                        23.36%

National Financial Services LLC*1                                              17.32%

 Tax-Managed U.S. Targeted Value Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Target Portfolio

Charles Schwab & Company, Inc.* 1                                             58.35%

TD Ameritrade, Inc.* 1                                     22.08%

National Financial Services LLC*1                                               13.15%

 T.A. U.S. Core Equity 2 Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Target Portfolio

Charles Schwab & Company, Inc.*1                                            43.20%

TD Ameritrade, Inc.*                                                  24.04%

National Financial Services LLC*1                                              20.52%

 ____________________________________
 * Owner of record only (omnibus).
 1 See address for shareholder previously noted above in list.

ADDITIONAL INFORMATION
The Administrators and Transfer Agents.  State Street Bank and Trust Company,2 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing, and transfer agent for the Target Portfolios. Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219, serves as the accounting and administration services, and dividend disbursing agent for the Acquiring Portfolios. Citibank, N.A., 111 Wall Street, New York, NY, 10005, serves as the transfer agent for the Acquiring Portfolios. American Stock Transfer & Trust Company, LLC, 6201 15th Avenue, Brooklyn, NY 11219, will serve as stock transfer agent for the Acquiring Portfolios.

Custodian.  State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, is custodian of each Target Portfolio’s investments. Citibank, N.A., 111 Wall Street, New York, NY 10005, is the custodian of each Acquiring Portfolio’s investments.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the independent registered public accounting firm to the Target Portfolios and Acquiring Portfolios.
Shareholders Sharing the Same Address.  Normally, if two or more shareholders share the same address, only one copy of the Information Statement/Prospectus is being delivered to that address, unless the Portfolio(s) have received contrary instructions from one or more of the shareholders at that shared address.  Upon written or oral request, the Acquiring Portfolio will deliver promptly a separate copy of the Information Statement/Prospectus to a shareholder at a shared address.  Please call the transfer agent at (888) 576-1167, if you would like to receive a separate copy of the Information Statement/Prospectus.

FINANCIAL HIGHLIGHTS
Each Acquiring Portfolio is new and has no performance history as of the date of this Information Statement/Prospectus.  Each Acquiring Portfolio will adopt the financial history, including the Financial Highlights, of its corresponding Target Portfolio following the Reorganizations.  The Financial Highlights information for each Target Portfolio is presented below as it will be adopted by its corresponding Acquiring Portfolio following the Reorganizations.
The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past five years or, if shorter, the period of that Portfolio’s operations, as indicated by the table.  The total returns in the table represent the rate that you would have

2 State Street Bank and Trust Company, as transfer agent for the Target Portfolios, has delegated performance of certain of its duties and responsibilities as the Target Portfolios’ transfer agent to DST Asset Manager Solutions, Inc., doing business as SS&C.

earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions.  The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Target Portfolio’s annual financial statements, are included in each Target Portfolio’s annual report.  Further information about each Target Portfolio’s performance is contained in the annual report which is available upon request.

DFA Investment Dimensions Group Inc.
Financial Highlights
(For a share outstanding throughout each period)

Tax-Managed U.S. Equity Portfolio
Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
2020	2019	2018	2017	2016

Net Asset Value, Beginning of Year	$ 32.60	$ 29.44	$ 28.01	$ 22.93	$ 22.46
Income From Investment Operations#
Net Investment Income (Loss) Net Gains (Losses) on Securities (Realized and Unrealized)	0.53 2.83	0.52 3.25	0.47 1.40	0.44 5.09	0.42 0.48
Total From Investment Operations	3.36	3.77	1.87	5.53	0.90
Less Distributions
Net Investment Income	(0.53)	(0.56)	(0.44)	(0.45)	(0.43)
Net Realized Gains	—	(0.05)	—	—	—
Total Distributions	(0.53)	(0.61)	(0.44)	(0.45)	(0.43)
Net Asset Value, End of Year	$ 35.43	$ 32.60	$ 29.44	$ 28.01	$ 22.93
Total Return	10.47%	13.03%	6.68%	24.27%	4.05%
Net Assets, End of Year (thousands)	$4,197,993	$4,010,197	$3,562,284	$3,310,640	$2,636,439
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.21%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22%	0.23%	0.21%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.57%	1.71%	1.58%	1.70%	1.87%
Portfolio Turnover Rate	2%	2%	1%	8%	4%
# Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.
Financial Highlights
(For a share outstanding throughout each period)

Tax-Managed U.S. Small Cap Portfolio
Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
2020	2019	2018	2017	2016

Net Asset Value, Beginning of Year	$ 42.03	$ 42.82	$ 44.35	$ 36.10	$ 36.77
Income From Investment Operations#
Net Investment Income (Loss) Net Gains (Losses) on Securities (Realized and Unrealized)	0.40 (2.74)	0.41 0.35	0.39 (0.30)	0.36 9.10	0.36 0.92
Total From Investment Operations	(2.34)	0.76	0.09	9.46	1.28
Less Distributions
Net Investment Income	(0.39)	(0.38)	(0.38)	(0.36)	(0.37)
Net Realized Gains	(0.71)	(1.17)	(1.24)	(0.85)	(1.58)
Total Distributions	(1.10)	(1.55)	(1.62)	(1.21)	(1.95)
Net Asset Value, End of Year	$ 38.59	$ 42.03	$ 42.82	$ 44.35	$ 36.10
Total Return	(5.68)%	2.18%	0.12%	26.46%	3.75%
Net Assets, End of Year (thousands) Ratio of Expenses to Average Net Assets	$2,717,143 0.46%	$3,115,850 0.50%	$2,985,680 0.52%	$2,933,705 0.52%	$2,296,694 0.52%
Ratio of Net Investment Income to
Average Net Assets	1.04%	0.99%	0.86%	0.87%	1.04%
Portfolio Turnover Rate	12%	11%	12%	11%	10%
# Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.
Financial Highlights
(For a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio
Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
2020	2019	2018	2017	2016

Net Asset Value, Beginning of Year	$ 34.02	$ 35.17	$ 37.94	$ 31.47	$ 32.34
Income From Investment Operations#
Net Investment Income (Loss) Net Gains (Losses) on Securities (Realized and Unrealized)	0.45 (5.03)	0.45 0.05	0.41 (1.33)	0.37 7.53	0.36 0.28
Total From Investment Operations	(4.58)	0.50	(0.92)	7.90	0.64
Less Distributions
Net Investment Income	(0.43)	(0.43)	(0.40)	(0.36)	(0.37)
Net Realized Gains	(0.64)	(1.22)	(1.45)	(1.07)	(1.14)
Total Distributions	(1.07)	(1.65)	(1.85)	(1.43)	(1.51)
Net Asset Value, End of Year	$ 28.37	$ 34.02	$ 35.17	$ 37.94	$ 31.47
Total Return	(13.70)%	1.93%	(2.66)%	25.40%	2.21%
Net Assets, End of Year (thousands) Ratio of Expenses to Average Net Assets	$3,868,490 0.45%	$4,743,286 0.45%	$4,603,040 0.44%	$4,733,681 0.44%	$3,773,302 0.44%
Ratio of Net Investment Income to
Average Net Assets	1.55%	1.36%	1.07%	1.04%	1.17%
Portfolio Turnover Rate	14%	24%	14%	14%	20%
# Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights
(For a share outstanding throughout each period)

T.A. U.S. Core Equity 2 Portfolio
Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
2020	2019	2018	2017	2016

Net Asset Value, Beginning of Year	$ 19.24	$ 17.87	$ 17.56	$ 14.33	$ 14.09
Income From Investment Operations#
Net Investment Income (Loss) Net Gains (Losses) on Securities (Realized and Unrealized)	0.30 0.51	0.30 1.48	0.28 0.44	0.25 3.24	0.25 0.24
Total From Investment Operations	0.81	1.78	0.72	3.49	0.49
Less Distributions
Net Investment Income	(0.28)	(0.31)	(0.27)	(0.26)	(0.25)
Net Realized Gains	(0.35)	(0.10)	(0.14)	—	—
Total Distributions	(0.63)	(0.41)	(0.41)	(0.26)	(0.25)
Net Asset Value, End of Year	$ 19.42	$ 19.24	$ 17.87	$ 17.56	$ 14.33
Total Return	4.31%	10.25%	4.05%	24.47%	3.55%
Net Assets, End of Year (thousands) Ratio of Expenses to Average Net Assets	$9,529,122 0.24%	$10,121,793 0.25%	$9,113,032 0.23%	$8,230,938 0.24%	$6,219,272 0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.25%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.59%	1.64%	1.49%	1.56%	1.82%
Portfolio Turnover Rate	3%	6%	1%	2%	7%
# Computed using average shares outstanding.

APPENDIX TO INFORMATION STATEMENT/PROSPECTUS

Appendix
A	Form of Agreement and Plan of Reorganization
B	Comparison of Maryland and Delaware Governing Instruments and State Law

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of  ______, ___ by and among:  (i) DFA Investment Dimensions Group Inc. (the “Target Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Portfolio”); and (ii) Dimensional ETF Trust (the “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Portfolio”).

WHEREAS, the parties hereto intend for each Acquiring Portfolio and the corresponding Target Portfolio (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Portfolio will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Portfolio in exchange for shares of the corresponding Acquiring Portfolio of equal value to the net assets of the Target Portfolio being acquired, and (ii) the Target Portfolio will distribute such shares of the Acquiring Portfolio to shareholders of the Target Portfolio, in connection with the liquidation of the Target Portfolio, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”).  Each Acquiring Portfolio is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the Assets and Liabilities (each as defined in Section 1.2) of the Target Portfolio;

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which are set forth in Exhibit A:

(a) The Target Portfolio shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Portfolio, and the Acquiring Portfolio in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Portfolio the number of Acquiring Portfolio shares, plus cash in lieu of fractional shares, all as determined in the manner set forth in Section 2.

(b) The assets of the Target Portfolio to be transferred to the Acquiring Portfolio shall consist of all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Target Portfolio that are shown as an asset on the books and records of the Target Portfolio as of the Closing Time. The Assets of the Target Portfolio shall be delivered to the Acquiring Portfolio free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof.

(c) The Acquiring Portfolio shall assume and pay when due all obligations and liabilities of the Target Portfolio, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Portfolio.  The Target Portfolio will use its reasonable best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent permissible and consistent with its own investment objectives and policies.  The Assets minus the Liabilities of a Target Portfolio shall be referred to herein as the Target Portfolio’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Portfolio will distribute to its shareholders of record (“Target Portfolio Shareholders”) the shares of the Acquiring Portfolio received by the Target Portfolio pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis, and without further notice the outstanding shares of the Target Portfolio will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Portfolio will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law.  Such distribution to the Target Portfolio Shareholders and liquidation of  the Target Portfolio will be accomplished by the transfer of the Acquiring Portfolio’s shares then credited to the account of the Target Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Target Portfolio Shareholders.  The aggregate net asset value of the Acquiring Portfolio’s shares to be so credited to the corresponding Target Portfolio Shareholders shall be equal to the aggregate net asset value of the corresponding Target Portfolio’s shares owned by the Target Portfolio Shareholders on the Valuation Date, plus cash in lieu of fractional shares.  The Acquiring Portfolio shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of the Acquiring Portfolio’s shares will be shown on its books, as such are maintained by the Acquiring Portfolio’s transfer agent.

(f) Beginning at least fifteen (15) business days prior to the Valuation Date, the Target Portfolio will provide the Acquiring Portfolio with a daily schedule of the Assets then held by the Target Portfolio. At least ten (10) business days prior to the Valuation Date,  Dimensional, on behalf of the Acquiring Portfolio, will advise the Target Portfolio of any investments of the Target Portfolio shown on the Target Portfolio’s schedule of Assets that the Acquiring Portfolio would not be permitted to hold (i) under its investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Portfolio in connection with facilitating the orderly transition of the Target Portfolio’s Assets to the Acquiring Portfolio.  Under such circumstances, to the extent practicable, the Target Portfolio will, if requested by the Acquiring Portfolio and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Portfolio, dispose of such investments prior to the Valuation Date.  Notwithstanding the foregoing, nothing herein will permit or require the Target Portfolio to dispose of any Assets, if, in the reasonable judgment of the Target Entity’s board of directors or the Target Portfolio’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Portfolio’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Portfolio.

(g) Any transfer taxes payable upon issuance of the Acquiring Portfolio’s shares in a name other than the registered holder of the Target Portfolio’s shares on the books and records of the Target Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Portfolio’s shares are to be issued and transferred.

(h) Immediately after the Closing Time, the share transfer books relating to the Target Portfolio shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Portfolio’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date (the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus for the Target Portfolio and the valuation procedures established by the Target Entity’s board of directors.  On the Valuation Date, the Target Portfolio shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Portfolio by 7:00 p.m. (Eastern time) on the Valuation Date, or as soon as practicable thereafter.

(b) The net asset value per share of the Acquiring Portfolio shares issued in connection with the Reorganization shall be the net asset value per share of the Target Portfolio as of the close of business on the Valuation Date.

(c) The number of Acquiring Portfolio shares issued in exchange for the Target Portfolio’s Net Assets shall equal the number of shares of the Target Portfolio outstanding as of the Valuation Date.  All Acquiring Portfolio shares delivered to a

Target Portfolio will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Portfolio or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Portfolio and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on __________, or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Portfolio’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”).  The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.  The Target Portfolio shall notify the Acquiring Portfolio of any portfolio security held by the Target Portfolio in other than book-entry form at least five (5) business days prior to the Closing Date.

3.2. With respect to each Reorganization:

(a) The Target Portfolio’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Portfolio as of the Closing Time to the Acquiring Portfolio’s custodian for the account of the Acquiring Portfolio duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Portfolio shall direct the Target Portfolio’s custodian (the “Target Custodian”) to deliver to the Acquiring Portfolio’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Portfolio’s portfolio securities and instruments so held. The Target Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Portfolio’s custodian.  Such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Target Portfolio as of the Closing Time for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as specified by the Acquiring Portfolio’s custodian so as to constitute good delivery thereof.  The cash to be transferred by the Target Portfolio shall be delivered to the Acquiring Portfolio’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date.  If the Target Portfolio is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Portfolio or its broker, then the Acquiring Portfolio may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target

Portfolio has, by or on the Closing Date, delivered to the Acquiring Portfolio or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Portfolio or its custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian for the Target Portfolio to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Portfolio no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.  At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the custodian for the Acquiring Portfolio to deliver a certificate of an authorized officer acknowledging that the Acquiring Portfolio has received the Target Portfolio portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Portfolio shall provide instructions and related information to the Acquiring Portfolio or its transfer agent with respect to the Target Portfolio Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Portfolio Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary).  The Acquiring Portfolio and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct the transfer agent for a Target Portfolio (the “Target Transfer Agent”) to deliver to the Acquiring Portfolio at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Portfolio, contain the names and addresses of the Target Portfolio Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver to the Secretary of the Target Portfolio a confirmation evidencing the Acquiring Portfolio shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Portfolio’s shares have been credited to the Target Portfolio Shareholders’ accounts on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees/directors of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Target Portfolio, respectively, is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. Each Target Entity, on behalf of itself or, where applicable a Target Portfolio, represents and warrants to the corresponding Acquiring Entity and Acquiring Portfolio as follows:

(a) The Target Entity is a corporation organized under the laws of the State of Maryland, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder.  The Target Portfolio is a duly established and designated separate series of the Target Entity;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Portfolio, threatened.  All issued and outstanding shares of the Target Portfolio have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Portfolio and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) and the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “Hart-Scott-Rodino Act”), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Portfolio of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information and current shareholder reports of the Target Portfolio, and each prospectus and statement of additional information and shareholder reports of the Target Portfolio used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933

Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Portfolio is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations.  The Target Portfolio is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with,  its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Portfolio is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Portfolio, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Portfolio and there have been no material miscalculations of the net asset value of the Target Portfolio or the net asset value per share of the Target Portfolio during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Portfolio or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.  All advertising and sales material used by the Target Portfolio during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of the FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Portfolio, the Target Portfolio will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Portfolio will, as applicable, acquire assets that are segregated as collateral for the Target Portfolio’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Portfolio, the Target Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Portfolio or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Portfolio or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Portfolio, all material contracts or other commitments of the Target Portfolio (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Portfolio without liability to the Target Portfolio or may otherwise be assigned to the Acquiring Portfolio without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Portfolio on or prior to the Closing Date;

(i) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Portfolio’s knowledge, threatened against the Target Portfolio that, if adversely determined, would materially and adversely affect the Target Portfolio’s financial condition or the conduct of its business or the Target Portfolio’s ability to consummate the transactions contemplated by this Agreement.  The Target Portfolio and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.  Neither the Target Entity nor the Target Portfolio is in violation of, or has violated, nor, to the knowledge of the Target Entity, is under investigation with respect to or has been threatened to be charged with or given notice of any violation of, any applicable law or regulation. The Target Portfolio (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Portfolio issued or granted by or on behalf of the Target Portfolio to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Portfolio, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Portfolio; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Portfolio; (iv) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Portfolio; (v) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Portfolio other than a lien for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Portfolio;

(j) The financial statements of the Target Portfolio for the Target Portfolio’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Portfolio’s prospectus or statement of additional information included in the Target Portfolio’s registration statement on Form N-1A.  Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Portfolio’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Target Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.  No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Portfolio has been disclosed or is required to be disclosed in the Target Portfolio’s reports on Form N-CSR and, to the knowledge of the Target Portfolio, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Portfolio’s most recently completed fiscal year, there has not been any material adverse change in the Target Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Portfolio in writing.  For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Portfolio, the redemption of the Target Portfolio’s shares by shareholders of the Target Portfolio or the discharge of the Target Portfolio’s ordinary course liabilities shall not constitute a material adverse change;

(l) On the Closing Date, all material Tax Returns (as defined below) of the Target Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Portfolio’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Portfolio or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Portfolio financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  The Target Portfolio is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to

Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Portfolio: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (the “Service”) or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Target Portfolio has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Portfolio has been eligible to compute its federal income tax under Section 852 of the Code. The Target Portfolio will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code as of the last taxable year quarter end of the Target Portfolio closing on or before the Closing Date. The Target Portfolio has not had at any time since its inception (and will not have as of the Closing Date) any material tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Portfolio has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Portfolio;

(n) The Target Portfolio has not changed its taxable year end within the most recent 48-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Portfolio has not undergone, has not agreed to undergo, nor is required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Portfolio (including the Acquiring Portfolio as its successor) will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p) The Target Portfolio has not been notified in writing that any examinations of the Tax Returns of the Target Portfolio are currently in progress or threatened, and, to the knowledge of the Target Portfolio, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Portfolio as a result of any audit by the Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Portfolio, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Portfolio to be threatened or pending with respect to the Assets of the Target Portfolio;

(q) The Target Portfolio has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Portfolio is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Target Portfolio is not a party to any Tax allocation, sharing, or indemnification agreement;

(r) All issued and outstanding shares of the Target Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws.  All of the issued and outstanding shares of the Target Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Portfolio.  The Target Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Portfolio, nor is there outstanding any security convertible into any of the Target Portfolio’s shares;

(s) The Target Entity, on behalf of the Target Portfolio, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the trustees of the Target Entity and, subject to the approval of the shareholders of the Target Portfolio (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t) The information relating to the Target Portfolio furnished by the Target Portfolio for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Portfolio has provided the Acquiring Portfolio with all information relating to the Target Portfolio reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Portfolio to approve this Agreement and the transactions contemplated hereby.  As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Portfolio and the Closing Date, such information provided by any Target Portfolio will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein;

(v) The books and records of the Target Portfolio are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Portfolio;

(w) The Target Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Portfolio;

(x) The Target Entity has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(y) The Target Entity and the Target Portfolio have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(z) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(aa) The Target Portfolio has no unamortized or unpaid organizational fees or expenses.

4.2. The Acquiring Entity, on behalf of the Acquiring Portfolio, represents and warrants to the corresponding Target Entity and Target Portfolio as follows:

(a) The Acquiring Entity a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder. The Acquiring Portfolio is a duly established and designated separate series of the Acquiring Entity;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Portfolio under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Portfolio, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) and the Hart-Scott-Rodino Act, each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Portfolio of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Portfolio to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Portfolio or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Portfolio or the Acquiring Entity is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Portfolio, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Portfolio’s knowledge, threatened against the Acquiring Portfolio that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of its business or the Acquiring Portfolio’s ability to consummate the transactions contemplated by this Agreement.  The Acquiring Portfolio and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) The Acquiring Portfolio has not yet commenced operations.  The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code.  The Acquiring Portfolio is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Portfolio in connection with the Reorganization and, accordingly, the Acquiring Portfolio has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Dimensional or its affiliate to secure any required initial shareholder approvals;

(h) On the Closing Date, all material Tax Returns of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Portfolio’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Portfolio or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

(i) The Acquiring Portfolio: (i) was formed for the purpose of the respective Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (or will be as of the Closing Date) a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (iii) has not filed any income tax return, and intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, holds and has held no property other than de minimis assets related to its formation or maintenance of its legal status and has and has had no tax attributes other than attributes related to such de minimis assets, and (iv) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Acquiring Portfolio has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j) The Acquiring Entity, on behalf of the Acquiring Portfolio, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the

Acquiring Portfolio, and subject to the approval of shareholders of the Target Portfolio and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Portfolio to be issued and delivered to the Target Portfolio, for the account of the Target Portfolio Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio shares, and, upon receipt of the Target Portfolio’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l) The Acquiring Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Portfolio;

(m) The Acquiring Entity and the Acquiring Portfolio have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Portfolio has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Dimensional or its affiliates; and

(p) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Portfolio and the Closing Date, the information provided by any Acquiring Portfolio for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Portfolio for use therein.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Portfolio, and the Acquiring Entity, on behalf of the Acquiring Portfolio, represents and warrants as follows:

(a) The fair market value of the Acquiring Portfolio’s shares that each Target Portfolio shareholder receives will be approximately equal to the fair market value of the Target Portfolio shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Portfolio and those to which the Assets are subject;

(c) No expenses incurred by the Target Portfolio or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Portfolio or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Portfolio shares will be transferred to the Target Portfolio or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization, other than shares of an Acquiring Portfolio issued to Dimensional or its affiliate representing de minimis assets related to the Acquiring Portfolio’s formation or maintenance of its legal status, (1) the shareholders of the Acquiring Portfolio will own all the Acquiring Portfolio shares and will own those shares solely by reason of their ownership of the Target Portfolio shares immediately before the Reorganization; (2) the Acquiring Portfolio will hold the same assets and will be subject to the Liabilities that the Target Portfolio held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than regular, normal dividends) Target Portfolio will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to each Reorganization:

(a) The Target Portfolio will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Portfolio, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Portfolio’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Portfolio in the ordinary course in all material respects.  The Acquiring Portfolio shall take such actions as are customary to the organization of a new series prior to its commencement of operations.  No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Portfolio shares to be issued in connection with the Reorganization and include an information statement with respect to notification  to the shareholders of the Target Portfolio of the Reorganization (the

“N-14 Registration Statement”).  If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Portfolio agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to receipt of the information statement, in sufficient time to comply with requirements of the 1934 Act, the prospectus/information statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(c) The Target Portfolio covenants that the Acquiring Portfolio’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d) The Target Entity will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Target Portfolio’s shares, and will assist the Acquiring Portfolio in obtaining copies of any books and records of the Target Portfolio from its service providers reasonably requested by the Acquiring Entity.

(e) The Target Entity will provide the Acquiring Portfolio with (i) a statement of the respective tax basis and holding period as of the most recent Tax year end of the Target Portfolio of all investments to be transferred by the Target Portfolio to the Acquiring Portfolio, (ii) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the backup withholding and nonresident alien withholding certifications, and notices or records on file with the Target Portfolio with respect to each shareholder, for all of the shareholders of record of the Target Portfolio as of the close of business on the Valuation Date, who are to become holders of the Acquiring Portfolio as a result of the transfer of Assets (the “Target Portfolio Shareholder Documentation”), certified by the Target Transfer Agent or its President or Vice-President to the best of their knowledge and belief, (iii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Portfolio relating to any taxable years of the Target Portfolio not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”), and (iv) the Tax books and records of the Target Portfolio for purposes of preparing any Tax returns required by law to be filed for Tax periods ending after the Closing Date. The information shall be provided at or prior to the Closing.

(f) The Target Portfolio will prepare and deliver to the Acquiring Portfolio at least five (5) business days prior to the Closing Date a statement of the assets and the liabilities of the Target Portfolio as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Portfolio are being correctly determined in accordance with the terms of this Agreement. The Target Portfolio will deliver at the Closing a statement of Assets and Liabilities of the Target Portfolio as of the Valuation Date, certified by the Treasurer of the Target Entity.

(g) Subject to the provisions of this Agreement, the Acquiring Portfolio and the Target Portfolio will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h) As soon as is reasonably practicable after the Closing, the Target Portfolio will make one or more distributions to its shareholders consisting of the shares of the Acquiring Portfolio received at the Closing (and any cash in lieu of fractional shares), as set forth in Section 1.2(d) hereof.

(i) The Acquiring Portfolio and the Target Portfolio shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(j) The Target Portfolio shall, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Portfolio may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Portfolio’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(k) The Acquiring Portfolio shall, from time to time, as and when reasonably requested by the Target Portfolio, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Portfolio may reasonably deem necessary or desirable in order for the Acquiring Portfolio to assume the Target Portfolio’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(m) A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Portfolio, as of the most recent Tax year end of the Target Portfolio, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Portfolio for purposes of applying applicable limitations on the use of such items under the Code, will be provided by the Target Entity on behalf of the Target Portfolio to the Acquiring Portfolio prior to Closing if the Target Portfolio’s most recent Tax year ended on or before ___________, otherwise, such statement, supporting workpapers and information shall be provided by the

Target Entity on behalf of the Target Portfolio to the Acquiring Portfolio within sixty (60) days after the Closing Date.

(n) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code.  None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(o) At or prior to the Closing, the Target Portfolio shall have delivered to the Acquiring Portfolio copies of: (i) the federal, state and local income Tax returns filed by or on behalf of the Target Portfolio for the prior three (3) taxable years; and (ii) any of the following that have been issued to or for the benefit of the Target Portfolio and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign Tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Portfolio, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Portfolio hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Portfolio and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity shall have delivered to the Target Portfolio as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Portfolio made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Portfolio, on or before the Closing Time;

(d) The Target Portfolio and the Acquiring Portfolio shall have agreed on the number of shares of the Acquiring Portfolio to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Portfolio is contractually obligated to pay for services provided to the Acquiring Portfolio from those described in the N-14 Registration Statement;

(f) The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Portfolio equal in value to the value of the shares of the Target Portfolio as of the time and date set forth in Section 3; and

(g) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and has the trust power to own all of the Acquiring Portfolio’s properties and assets and to carry on its business, including that of the Acquiring Portfolio, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Portfolio, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Portfolio and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Portfolio, and Dimensional, is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Portfolio, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Portfolio shares to be issued to the Target Portfolio as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Portfolio’s Assets will be fully paid and  non-assessable by the Acquiring Entity and no shareholder of an Acquiring Portfolio has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Portfolio, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY
7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Portfolio, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Portfolio’s waiver, of the obligations to be performed by the Target Portfolio hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Target Entity and the Target Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Target Entity, on behalf of the Target Portfolio, shall have delivered to the Acquiring Entity (i) a statement of the Target Portfolio’s Assets and Liabilities, as of the Valuation Date, certified by the Treasurer of the Target Entity, (ii) the Target Portfolio Shareholder Documentation, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Portfolio, (iv) the ASC 740-10 Workpapers, and (v) a statement of any capital loss carryovers as of the most recent Tax year end of the Target Portfolio along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Portfolio for purposes of applying applicable limitations on the use of such items under the Code if the Target Portfolio’s most recent Tax year ended on or before ________, as provided in Section 5(m).  The information shall be provided on the Closing Date;
(c) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Portfolio made in this Agreement are true and correct at and as of the Closing Time;
(d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Portfolio’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(e) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Portfolio’s President or the Target Portfolio’s Vice President, as applicable;

(e) The Target Entity and the Target Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Portfolio, on or before the Closing Time;
(f) The Target Portfolio and the Acquiring Portfolio shall have agreed on the number of shares of the Acquiring Portfolio set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;
(g) Unless the Target Portfolio has been advised by the Acquiring Portfolio that the Acquiring Portfolio will deliver an opinion of counsel that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (A) all of Target Portfolio’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date and (B) all of Target Portfolio’s net capital gain recognized in its taxable year ended prior to the Closing Date and all of any such net capital gain recognized in the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date (in each case after reduction for any capital loss carryover);
(h) The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Portfolio, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Target Custodian and instructions to the Acquiring Portfolio’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Portfolio by the Target Portfolio all of the right, title and interest of the Target Portfolio in and to the respective Assets of the Target Portfolio. In each case, the Assets of the Target Portfolio shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;
(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets of the Target Portfolio have been delivered to the Acquiring Portfolio; (ii) a certificate of an authorized signatory from the custodian for the Acquiring Portfolio stating that the Assets of the Target Portfolio have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Portfolio’s shares and the number and percentage (to four decimal places) of ownership of the Target Portfolio owned by each such holder as of the Valuation Date; and (iv) the Tax books and records of the Target Portfolio, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(j) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Portfolio is contractually obligated to pay for services provided to the Target Portfolio from those described in the N-14 Registration Statement; and
(k) The Acquiring Entity shall have received on the Closing Date an opinion of counsel of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity), dated as of the Closing Date, covering the following points:
(i) The Target Entity is a corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland, and has the power under its Governing Documents to own all of Target Portfolio’s properties and assets, and to conduct its business, including that of the Target Portfolio, as described in its organizational documents or in the most recently filed registration statement of the Target Portfolio;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Portfolio, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Portfolio and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Portfolio, is a valid and binding obligation of the Target Entity, on behalf of the Target Portfolio, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Portfolio, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Portfolio or the Acquiring Portfolio, the

Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and transactions contemplated herein shall have been approved by the board of directors of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of directors/trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Portfolio nor the Acquiring Portfolio may waive the conditions set forth in this Section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Portfolio or Target Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Portfolio or the Target Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.5.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.  Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein.  Subject to receipt of the certificates referenced in this Section 8.5 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Portfolio agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code.  Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. With respect to a Reorganization, the Target Portfolio will bear all of the expenses relating to the Reorganizations whether or not the Reorganization is consummated. The costs of a Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination), preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the information statement/prospectus contained therein), legal fees and accounting fees.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose.  Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Portfolio and the Acquiring Portfolio for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Portfolio.

11.	INDEMNIFICATION

11.1. With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Portfolio, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Portfolio, of any of its representations, warranties, covenants or agreements set forth in this Agreement.  This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

11.2. With respect to a Reorganization, the applicable Target Entity, out of the assets of the Target Portfolio, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Portfolio, of any of its representations, warranties, covenants or agreements set forth in this Agreement.  This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1. Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by:  (i) resolution of the either the board of trustees of the Acquiring Entity or the board or directors of the Target Entity if circumstances should develop that, in the opinion of that board, make proceeding with the Agreement not in the best interests of the shareholders of the Acquiring Portfolio or the Target Portfolio, respectively; (ii) mutual agreement of the parties; (iii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before ____________; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iv) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following dissemination of the information statement,  no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Portfolio to be issued to the shareholders of the Target Portfolio under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Target Entity:

DFA Investment Dimensions Group Inc.

6300 Bee Cave Road
Building One
Austin, Texas 78746

For the Acquiring Entity

Dimensional ETF Trust
6300 Bee Cave Road
Building One
Austin, Texas 78746

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

16.5. The Target Entity is a Maryland Corporation organized in series of which each Target Portfolio constitutes one such series. With respect to each Reorganization, the Target Entity is executing this Agreement on behalf of the Target Portfolio only. Pursuant to the Amended and Restated Articles of Incorporation of the Target Entity and Maryland General Corporation Law, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Portfolio are enforceable against the assets of that Target Portfolio only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Portfolio.

16.6. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the applicable Target Portfolio or the applicable Acquiring Portfolio as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

17.	PUBLICITY/CONFIDENTIALITY

The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Portfolio and Target Portfolio.

DFA Investment Dimensions Group Inc., on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:	Dimensional ETF Trust, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Entity and Acquiring Portfolios	Corresponding Target Entity and Target Portfolios

Dimensional ETF Trust	DFA Investment Dimensions Group Inc.
Dimensional U.S. Equity ETF	Tax-Managed U.S. Equity Portfolio
Dimensional U.S. Small Cap ETF	Tax-Managed U.S. Small Cap Portfolio
Dimensional U.S. Targeted Value ETF	Tax-Managed U.S. Targeted Value Portfolio
Dimensional U.S. Core Equity 2 ETF	T.A. U.S. Core Equity 2 Portfolio

Schedule 8.5
Tax Opinions

With respect to each Reorganization:

(i) The acquisition by the Acquiring Portfolio of all of the Assets of the Target Portfolio, as provided for in the Agreement, in exchange for Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the Liabilities of the Target Portfolio, followed by the distribution by the Target Portfolio to its shareholders of the Acquiring Portfolio shares in complete liquidation of the Target Portfolio, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Portfolio and the Acquiring Portfolio each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Portfolio upon the transfer of all of its Assets to, and assumption of its Liabilities by, the Acquiring Portfolio in exchange solely for Acquiring Portfolio shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Portfolio upon the receipt by it of all of the Assets of the Target Portfolio in exchange solely for the assumption of the Liabilities of the Target Portfolio and issuance of the Acquiring Portfolio shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Portfolio upon the distribution of the Acquiring Portfolio shares by the Target Portfolio to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the Assets of the Target Portfolio received by the Acquiring Portfolio will be the same as the tax basis of such Assets in the hands of the Target Portfolio immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the Assets of the Target Portfolio in the hands of the Acquiring Portfolio will include the periods during which such Assets were held by the Target Portfolio pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Portfolio upon the exchange of all of their Target Portfolio shares for the Acquiring Portfolio shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Portfolio shares to be received by each shareholder of the Target Portfolio will be the same as the aggregate tax basis of Target Portfolio shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Portfolio shares received by a shareholder of the Target Portfolio will include the holding period of the Target Portfolio shares exchanged therefor, provided that the shareholder held Target Portfolio shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Portfolio will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Portfolio described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

COMPARISON OF MARYLAND AND DELAWARE GOVERNING INSTRUMENTS AND STATE LAW
 The following is only a discussion of certain principal differences between the governing documents for DFA Investment Dimensions Group Inc., the existing Maryland corporation (the “Corporation”), and Dimensional ETF Trust, a Delaware statutory trust (the “Trust”), and is not a complete description of the Corporation’s and the Trust’s governing documents. In general, the Delaware statutory trust form of organization offers greater flexibility in structuring shareholder voting rights and shareholder meetings; subject, however, to any special voting requirements of the 1940 Act. In many instances, shareholders of the reorganizing series of the Corporation will have the same or similar rights as shareholders of corresponding series of the Trust, as described below.
Organization and Capital Structure
Maryland – Organization. The Corporation is incorporated under the Maryland General Corporation Law (the “Maryland Statute”). The Corporation’s operations are governed by its Articles of Incorporation, as amended or supplemented from time to time (the “MD Charter”), and its by-laws (the “MD By-Laws”). The business and affairs of the Corporation are managed under the supervision of its Board of Directors.

Delaware – Organization. The Trust is a Delaware statutory trust (a “DST”). A DST is an unincorporated association organized under the Delaware Statutory Trust Act (the “Delaware Act”). The Trust’s operations are governed by its Agreement and Declaration of Trust (the “DE Declaration”) and its by-laws (the “DE By-Laws”), and its business and affairs are managed under the supervision of its Board of Trustees.

Maryland – Capital Structure. The shares of common stock issued by the Corporation have a par value of $0.01 per share. The Corporation’s Charter authorizes a fixed number of shares, which the Corporation’s Board of Directors may increase or decrease by amending the MD Charter. The Corporation’s shares may be divided into separate and distinct series or classes.

Delaware – Capital Structure. The Trust’s shares of beneficial interest are issued without par value. The DE Declaration authorizes an unlimited number of shares, which may be divided into separate and distinct series or classes. These series or classes have the rights, powers and duties set forth in the DE Declaration or as specified in resolutions of the Trust’s Board of Trustees.

Meetings of Shareholders and Voting Rights
Maryland – Annual/Special Shareholder Meetings. Consistent with the Maryland Statute, the MD By-Laws provide that the Corporation shall not be required to hold an annual meeting of stockholders in any year in which an election of directors is not required to be acted upon under the Investment Company Act of 1940, as amended (the “1940 Act”). However, if the Corporation is required by the 1940 Act to hold a meeting of stockholders to elect directors, such meeting will be designated as the annual meeting of stockholders for that year. The MD By-Laws

Delaware – Annual/Special Shareholder Meeting. The Delaware Act does not require annual shareholders’ meetings. The DE By-Laws authorize the calling of a shareholders’ meeting by the Board, the chairperson of the Board or by the president of the Trust to take action on any matter deemed necessary or desirable by the Board of Trustees. A shareholder meeting for the purpose of electing trustees may also be called by the chairperson of the Board of Trustees to the extent permitted by the 1940 Act. To the extent required by federal law, including the 1940 Act, special provide that a special shareholders’ meeting may be called at any time by the Board of Directors or by the president, and shall be called by the secretary at the request in writing of a majority  of  stockholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting provided that (a) such request shall set forth the purpose of the meeting and the matters proposed to be acted on, and (b) the stockholders requesting such meeting shall have paid to the Corporation the reasonably estimated cost prior to the mailing of any notice thereof.

meetings of the shareholders may be called by the secretary of the Trust upon the request of the shareholders owning shares representing at least the percentage of the total combined votes of all shares of the Trust issued and outstanding required by federal law, including the 1940 Act, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which an authorized officer of the Trust shall determine and specify to such shareholders.  No meeting may be called upon the request of shareholders to consider any matter which is substantially the same as a matter voted upon at any meeting of the shareholders held during the preceding twelve (12) months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

Maryland – Voting Rights. The MD By-Laws provide that the presence in person or by proxy of the holders of common stock of the Corporation entitled to cast one-third of the votes, without regard to class, shall constitute a quorum at any meeting of the stockholders (or if the matter requires approval by a separate vote of one or more classes of stock, one-third of the votes of each class required to vote as a class shall constitute a quorum). If a quorum is present at a meeting of stockholders, all matters other than the election of directors are decided by a majority of the votes cast in person or by proxy, unless the question is one which by express provision of the laws of the State of Maryland, the 1940 Act, as from time to time amended, the Articles of Incorporation, or of the MD By-Laws, a different vote is required, in which case such express provision shall control the decision of such question. Directors are elected by a plurality of votes cast at a stockholder meeting at which a quorum is present.
The MD Charter and MD By-laws further provide that each holder of capital stock of the Corporation shall have one vote for each full share, and a proportionate fraction of a vote for each fraction of a share, of stock standing in such holder’s name on the books of the Corporation. The MD Charter also provides that on any matter submitted to a vote of stockholders, all shares of

Delaware – Voting Rights. The DE Declaration provides that one-third of the outstanding shares entitled to vote at a shareholders’ meeting, which are present in person or represented by proxy, shall constitute a quorum at the shareholders’ meeting, except when a larger quorum is required by the DE Declaration, DE By-Laws, applicable law or the requirements of any securities exchange on which shares are listed for trading, in which case such quorum shall comply with such requirements. Subject to any legal requirements for a different vote, in all matters other than the election of trustees, shareholders may approve a proposal by a majority of votes cast. Trustees are elected by a plurality of votes cast at a shareholder meeting at which a quorum is present. Where a separate vote by series or class is required, these voting requirements apply to those separate votes.
As in the MD Charter, the DE Declaration generally provides that each share of the Trust is entitled to one vote for each full share, and a proportionate fraction of a vote for each fraction of a share. All shares of the Trust entitled to vote on a matter shall vote in the aggregate without differentiation between shares of separate series or classes. With respect to any matter that affects only the interests of some but not all series or classes, or where otherwise required by the 1940 Act, only the shareholders of the affected series or classes shall be entitled to vote on the matter.

the Corporation then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except (1) when otherwise expressly provided by the Maryland Statute, or when required by the 1940 Act, shares shall be voted by individual series or class; and (2) when the matter does not affect any interest of a particular series or class, then only stockholders of such other series or classes whose interests may be affected shall be entitled to vote thereon. Holders of shares of stock of the Corporation are not entitled to cumulative voting in the election of Directors or on any other matter.
There is no cumulative voting for any matter.
Liability of Shareholders
Maryland – Liability of Shareholders.  Neither the MD Charter nor the MD By-Laws contains specific provisions regarding the personal liability of shareholders. The Maryland Statute provides that a shareholder of a Maryland corporation generally is not obligated to the Corporation or its creditors with respect to the stock, except to the extent that the consideration for the stock has not been paid, or liability is imposed under certain provisions of the Maryland Statute.

Delaware – Liability of Shareholders. Consistent with the Delaware Act, the DE Declaration provides that a shareholder of the Trust, as such, shall be entitled to the same limitation of personal liability as that extended to stockholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware.

Dividends and Distributions
Maryland – Dividends and Distributions.  The MD Charter provides that dividends and distributions may be paid to shareholders of each class in such amounts as may be declared from time to time by the Board of Directors.

Delaware – Dividends and Distributions.  The DE Declaration also provides that the shareholders of any class of the Trust shall be entitled to receive dividends and distributions when, if and as declared by its Board of Trustees provided that such dividends and distributions comply with the 1940 Act.  The right of the Trust’s shareholders to receive dividends or other distributions on shares of any class may be set forth in a plan adopted by the Trust’s Board of Trustees pursuant to the 1940 Act.  Dividends and distributions may be paid, subject to applicable federal law, including the 1940 Act, in cash and/or securities or other property, and the composition of any such distribution shall be determined by the Trustees (or by any officer of the Trust or any other person to whom such authority has been delegated by the Trustees).

Election of Directors/Trustees; Terms; Removal
Maryland – Election of Directors; Terms; Removal. The MD Charter and MD By-Laws provide that	Delaware – Election of Trustees; Terms; Removal. Under the DE Declaration, each trustee of the each director of the Corporation shall serve until the director’s successor is duly elected and qualified or until his or her death or until he or she has resigned or has been removed pursuant to the by-laws.  The MD Charter and MD By-Laws provide that directors may be removed, with or without cause by the vote of the majority of the outstanding shares of the Corporation at any shareholder meeting.  The MD By-Laws provide that there will be no fewer than one and no more than fifteen directors.  Directors are elected by a plurality of votes cast at a stockholder meeting at which a quorum is present.  There is no cumulative voting for the election of directors.  The MD By-Laws provide a mechanism for the Board to fill vacancies.

Trust holds office for the lifetime of the Trust or until the trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve or if sooner than any such events, the next meeting of shareholders (or consent in lieu of a meeting) called for the purpose of electing trustees and the election and qualification of his or her successor.  Under the DE Declaration, any trustee may be removed, with or without cause, by the Board of Trustees, by action of a majority of the trustees then in office, or by the vote of the shareholders at any meeting called for that purpose.  Under the DE Declaration, there must be at least one trustee and no more than fifteen trustees.  Trustees are elected by a plurality of votes cast at a shareholder meeting at which a quorum is present.  There is no cumulative voting for the election of trustees of the Trust.  The DE By-laws for the Trust provide a mechanism for the Board to fill vacancies.

Liability of Directors/Trustees and Officers; Indemnification
Maryland – Liability of Directors and Officers. The MD Charter expressly limits the liability of the directors and officers of the Corporation and provides that, to the fullest extent permitted by Maryland statutory or decisional law and subject to limitations imposed by the 1940 Act, no director or officer will be personally liable to the Corporation or its shareholders for damages. In addition, the Maryland Statute provides that a director of a Maryland corporation who performs his or her duties in accordance with certain standards of conduct is immune from liability. The standards of conduct set forth in the Maryland Statute provide that a director shall perform his or her duties: (1) in good faith; (2) in a manner he or she reasonably believes to be in the best interests of the corporation; and (3) with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Delaware – Liability of Trustees and Officers. The DE Declaration provides that any person who is or was a trustee, officer, employee or other agent of the Trust shall be liable to the Trust and its shareholders only (1) for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) for such person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of the Trust or its investment advisor or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Act. Moreover, except in these instances, none of these persons, when acting in their designated capacity, shall be personally liable to any other person, other than the Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

Maryland – Indemnification. The MD Charter and MD By-Laws provide that the directors and officers shall be indemnified to the fullest extent permitted by and in accordance with the Maryland Statute and the 1940 Act.  The MD By-Laws further provide that employees and agents of the Corporation may be indemnified and reasonable expenses may be advanced to such employees or

Delaware – Indemnification. The DE Declaration will provide that the Trust shall indemnify, to the fullest extent permitted under applicable law, any of these persons who are a party to any proceeding or is threatened to be made a party to any proceedings because the person is or was an agent of the Trust. These persons shall be indemnified against any expenses, judgments, agents, to the extent permissible under the Maryland Statute, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract. Under the Maryland Statute, indemnification is mandatory if a director or officer has been successful on the merits or otherwise in the defense of any proceeding covered by the Maryland Statute. Mandatory indemnification covers all reasonable expenses incurred. Under the Maryland Statute, indemnification is permissive unless it is established that: (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (2) the director or officer actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the director or officer had reasonable cause to believe his or her conduct was unlawful. However, if the proceeding was a derivative action, no indemnification will be made if the individual is adjudged to be liable to the corporation unless approved by a court, except that an individual may not be indemnified other than for expenses in circumstances where the individual is adjudged to be liable on the basis of improper receipt of personal benefits.

fines, settlements and other amounts actually and reasonably incurred in connection with the proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent does not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the conduct was unlawful. There shall nonetheless be no indemnification for a person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties.

Preemptive, Dissenter’s and Other Rights
Maryland – Preemptive, Dissenter’s and Other Rights.  The MD Charter provides that no shareholder of the Corporation shall have any preemptive right to subscribe for or purchase any stock or any other securities of the Corporation other than such, if any, as the Board of Directors may determine and at such price or prices and upon such other terms as the Board of Directors may fix; and any stock or other securities which the Board of Directors may determine to offer for subscription may, as the Board of Directors in its sole discretion shall determine, be offered to the holders of any series, class or type of stock or other securities at the time outstanding to the exclusion of the holders of any or all other series, classes or types of stock or other securities at the time outstanding. The MD Charter further provides that holders of the Corporation’s shares or any series or class of shares shall not be entitled to exercise the rights of an objecting stockholder

Delaware – Preemptive, Dissenter’s and Other Rights. The DE Declaration provides that shareholders shall have no preemptive or other right to subscribe for new or additional authorized, but unissued shares or other securities issued by the Trust or any series thereof.  The DE Declaration also provides that no shareholder shall be entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the Trust or any series or any class thereof.
.

under the Maryland Statute.  The Maryland Statute provides that a stockholder may not demand the fair value of the stockholder’s stock and is bound by the terms of the transaction if the stock is that of an open-end investment company and the value placed on the stock in the transaction is its net asset value.

Amendments to Organizational Documents
Maryland – Amendments to Organizational Documents.  The MD Charter may be amended at any time in a manner prescribed by Maryland law.  The Maryland Statute provides that, subject to certain exceptions an amendment to the MD Charter must be approved by the Board of Directors and the Corporation’s stockholders.  The MD By-Laws provide that the Board of Directors shall have the exclusive power to adopt, alter or repeal any provision of the MD Bylaws and to make new Bylaws.

Delaware – Amendments to Organizational Documents. The DE Declaration may be amended or restated at any time by a written instrument signed by a majority of the Trust’s Board of Trustees and, to the extent required by the 1940 Act or the requirements of any securities exchange on which shares are listed for trading, by approval of the amendment by shareholders.  The DE By-Laws may be amended, restated, or repealed or new by-laws may be adopted by the affirmative vote of a majority of the votes cast at a shareholders’ meeting called for that purpose where a quorum is present, or by a majority of the Trust’s Board of Trustees.

Inspection Rights
Maryland – Inspection Rights.  A stockholder of the Corporation may, during normal business hours, inspect and copy the by-laws, minutes, annual reports and certain other corporate documents on file at the Corporation’s principal office.  In addition, the Maryland Statute provides that any person who has held at least five percent of any class of a corporation’s stock for at least six months is entitled to request certain other documents relating to the corporation’s affairs.

Delaware – Inspection Rights.  The DE By-Laws provide that, upon reasonable written demand to the Trust, a shareholder may inspect certain information as to the governance and affairs of the Trust for any purpose reasonably related to the shareholder’s interest as a shareholder.  If such information is requested by a shareholder, reasonable standards governing, without limitation, the information and documents to be furnished and the time and location (if appropriate) of furnishing them shall be established by the Board or, if the Board has not done so, by the president, any vice-president or the secretary.  In addition, the DE By-Laws also authorize the Board or, in case the Board does not act, the president, any vice president or the secretary, to keep confidential from shareholders for a reasonable period of time any information that the Board or the officer reasonably believes to be in the nature of trade secrets or other information that the Board or the officer in good faith believes:  (1) would not be in the best interests of the Trust to disclose; (2) could damage the Trust; or (3) that the Trust is required by law or by agreement with a third party to keep confidential.
Dissolution
Maryland – Dissolution.  Under the Maryland Statute, the board of directors of a Maryland corporation may dissolve the corporation by resolution of a majority of the board of directors that declares that the dissolution is advisable.  The proposed dissolution must be approved by stockholders of the corporation by the vote of two-thirds of all votes entitled to be cast on the proposed dissolution unless this percentage is reduced by the corporation’s charter but not less than a majority of the votes entitled to be cast (the MD Charter reduces this vote to a majority).

Delaware – Dissolution. Under the DE Declaration, the Trust, or one of its series or classes, may be dissolved: (i) upon the vote of the holders of not less than a majority of the shares of the Trust (or series or class, as applicable) cast: (ii) at the discretion of the Board of Trustees either (A) at any time there are no shares outstanding of the Trust, or (B) upon prior written notice to the shareholders of the Trust; (iii) upon the occurrence of a dissolution or termination event pursuant to any other provision of this Declaration of Trust or the DSTA; or (iv) with respect to any series, upon any event that causes the dissolution of the Trust. The DE Declaration provides that pay or make reasonable provision to pay all claims and obligations of the Trust and/or each series (or the particular series, as the case may be), including, without limitation, all contingent, conditional or unmatured claims and obligations known to the Trust, and all claims and obligations which are known to the Trust, but for which the identity of the claimant is unknown.  The DE Declaration further provides that any remaining assets after dissolution of the Trust or series shall be distributed to the shareholders of the Trust or series, as applicable, ratably according to the number of shares of the Trust or series held of record by the shareholders on the dissolution distribution date.

Derivative Actions
Maryland – Derivative Actions. Neither the MD Charter nor the MD By-Laws contain specific provisions with regard to derivative actions.
Maryland courts recognize derivative actions even in the absence of a specific statute or court rule. Under Maryland law, in order to bring a derivative action, a stockholder (or his predecessor if he became a stockholder by operation of law) must be a stockholder: (1) at the time of the acts or omissions complained about; (2) at the time the action is brought and (3) until the completion of the litigation. A derivative action may be brought by a stockholder if a demand upon the board of directors to bring the action is improperly refused or if a request upon the board of directors would be futile (although the futility exception is very

Delaware – Derivative Actions. Under the Delaware Act, a shareholder may bring a derivative action if (1) the shareholder has made a pre-suit demand upon the trustees to bring the action and the trustees have refused to do so, or (2) if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and (1) was a shareholder at the time of the transaction complained about, or (2) acquired the status of shareholder by operation of law or the Trust’s governing instrument from a person who was a shareholder at the time of the transaction.
 A shareholder’s right to bring a derivative action may also be subject to additional standards and limited under Maryland law).
restrictions set forth in the Trust’s DE Declaration. The DE Declaration provides that a shareholder may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the action, unless the pre-suit demand is excused. A pre-suit demand shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as such term is defined in the DSTA). Further, unless demand is not required: (i) shareholders eligible to bring such derivative action under the DSTA who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Board of Trustees to commence such action; and (ii) the Board of Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim.  The DE Declaration further provides that the Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Board of Trustees determine not to bring such action. However, the standards and restrictions set forth with respect to derivative actions in section 4 the DE Declaration will not apply to claims brought under the federal securities laws.

STATEMENT OF ADDITIONAL INFORMATION
DATED April [2], 2021

Information Statement on Form N-14 Filed by:

DIMENSIONAL ETF TRUST
6300 Bee Cave Road, Building One
Austin, TX  78746

Acquisition of All of the Assets and Liabilities of
(each of series of DFA Investment Dimensions Group Inc. (“DFAIDG”)):

TAX-MANAGED U.S. EQUITY PORTFOLIO
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
T.A. U.S. CORE EQUITY 2 PORTFOLIO

By and in exchange for shares of
(each a series of Dimensional ETF Trust (“DET”)):

DIMENSIONAL U.S. EQUITY ETF
DIMENSIONAL U.S. SMALL CAP ETF
DIMENSIONAL U.S. TARGETED VALUE ETF
DIMENSIONAL U.S. CORE EQUITY 2 ETF
This Statement of Additional Information (“SAI”) is being furnished to shareholders of the Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed U.S. Targeted Value Portfolio and T.A. U.S. Core Equity 2 Portfolio (each, a “Target Portfolio” and together, the “Target Portfolios”), in connection with acquisition of all of the assets and liabilities of each Target Portfolio by newly-created series identified below under the heading “Acquiring Portfolios,” as described in the Information Statement/Prospectus (each, a “Reorganization”):
Target Portfolios (each a series of DFAIDG)	Acquiring Portfolios (each a series of DET)
Tax-Managed U.S. Equity Portfolio	Dimensional U.S. Equity ETF
Tax-Managed U.S. Small Cap Portfolio	Dimensional U.S. Small Cap ETF
Tax-Managed U.S. Targeted Value Portfolio	Dimensional U.S. Targeted Value ETF
T.A. U.S. Core Equity 2 Portfolio	Dimensional U.S. Core Equity 2 ETF

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):
1.
The Statement of Additional Information of each Target Portfolio, dated February 28, 2021, as supplemented and amended to date (as previously filed via EDGAR on February 26, 2021 [Accession No. 0001193125-21-059624];

2.
The Statement of Additional Information of each Acquiring Portfolio, dated February 28, 2021, as supplemented and amended to date (as previously filed via EDGAR on February 26, 2021 [Accession No. 0001193125-21-059681]; and

3.
The audited financial statements, including the financial highlights, and related report of the independent public accounting firm appearing in the Target Portfolios’ Annual Report to shareholders for the period ended October 31, 2020 (as previously filed via EDGAR on January 6, 2021 [Accession No. 0001193125-21-003228]).

Because each Acquiring Portfolio was newly-created for the purposes of its respective Reorganization, the Acquiring Portfolios have not published annual or semi-annual shareholder reports. Pro forma financial statements are not presented for the Reorganization of each Target Portfolio into the corresponding Acquiring Portfolio because each

Acquiring Portfolio is a newly-created shell series of DET with no assets or liabilities that will commence operations upon consummation of the respective Reorganization and continue the operations of the corresponding Target Portfolio. Each Target Portfolio shall be the accounting and performance survivor in its respective Reorganization, and each corresponding Acquiring Portfolio, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the corresponding Target Portfolio.

This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus, dated             [  ], 2021, relating to the Reorganizations. The Information Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by writing to Dimensional ETF Trust, 6300 Bee Cave Road, Building One, Austin, Texas 78746 or DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746, by accessing the documents at the Target Portfolios’ website at http://us.dimensional.com, or by calling collect (512) 306-7400.

Supplemental Financial Information
Tables showing the fees and expenses of each Acquiring Portfolio and its corresponding Target Portfolio, and the fees and expenses of the Acquiring Portfolios on a pro forma basis after giving effect to the proposed Reorganizations, are included in the “What are the fees and expenses of the Portfolios and what might they be after the Reorganizations?” section in the Information Statement/Prospectus. The Reorganizations will not result in a material change to any of the Target Portfolios' investment portfolios due to the investment objectives, strategies and restrictions of the Target Portfolios being identical to the corresponding Acquiring Portfolios. As a result, a schedule of investments of each Target Portfolio modified to show the effects of such change is not required and is not included. There are no material differences in the accounting, valuation and tax policies of each Target Portfolio as compared to those of its corresponding Acquiring Portfolio.
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DIMENSIONAL ETF TRUST

FORM N-14

PART C
OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VII of the Registrant’s Agreement and Declaration of Trust, which provide for indemnification, as set forth below are hereby incorporated by reference.  See Items 16 (1) below.

7.1.e.    Indemnification of Officers and Trustees. Each Trustee, officer and employee of the Trust shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of its officers or employees or by the Investment Adviser, the Principal Underwriter, any other Agent, selected dealers, accountants, appraisers or other experts or consultants regardless of whether such counsel or expert may also be a Trustee, as to matters the Trustee, officer or employee of the Trust reasonably believes are within such Person’s professional or expert competence. The officers and Trustees may obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, the By-Laws, applicable law and their respective duties as officers or Trustees.  No such officer or Trustee shall be liable for any act or omission in accordance with such advice, records and/or reports and no inference concerning liability shall arise from a failure to follow such advice, records and/or reports.  The officers and Trustees shall not be required to give any bond hereunder, nor any surety if a bond is required by applicable law.
7.2.a Indemnification by Trust. The Trust shall indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party, potential party or non-party witness or is threatened to be made a party, potential party or non-party witness to any Proceeding, or is otherwise involved in a Proceeding, by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful.  The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

7.3    Insurance. To the fullest extent permitted by applicable law, the Board of Trustees shall have the authority to purchase with Trust Property, insurance for liability and for all Expenses reasonably incurred or paid or expected to be paid by an Agent in connection with any Proceeding in which such Agent becomes involved by virtue of such Agent’s actions, or omissions to act, in its capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Agent against such liability.

7.1.c.    Limitation of Liability. Subject to subsection (b) of this Section 1 and to the fullest extent that limitations on the liability of Agents are permitted by the DSTA, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any Investment Adviser or Principal Underwriter of the Trust.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
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ITEM 16. EXHIBITS

(1)   Copies of the charter of the Registrant as now in effect.

(a)	Certificate of Trust dated June 12, 2020, previously filed as Exhibit EX-28.a.i with the Trust's registration statement on June 26, 2020, is hereby incorporated by reference.

(b)	Agreement and Declaration of Trust dated June 16, 2020, previously filed as Exhibit EX-28.a.ii with the Trust's registration statement on June 26, 2020, is hereby incorporated by reference.

(i)
Amendment No.1 to Agreement and Declaration of Trust dated October 30, 2020, previously filed as Exhibit EX-28.a.ii.a with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(ii)
Amendment No.2 to Agreement and Declaration of Trust dated November 9, 2020, previously filed as Exhibit EX-28.a.ii.b with the Trust's registration statement on November 9, 2020, is hereby incorporated by reference.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant.

(a)	By-Laws effective as of June 16, 2020, previously filed as Exhibit EX-28.b.i with the Trust's registration statement on June 26, 2020, is hereby incorporated by reference.

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.

Not Applicable.

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

(a)	Form of Plan of Reorganization is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant.

(i) Agreement and Declaration of Trust.
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d)	Article VIII, Certain Transactions
(e)	Article X, Miscellaneous

(ii) By-Laws.
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports
(c) Article VII, General Matters
(d) Article VIII, Amendments

(iii) Part B, Statement of Additional Information – Item 22.

(6)   Copies of all investment advisory contracts relating to the management of the assets of the Registrant.

(a)	Investment Management Agreements.
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(1)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.1 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional US Core Equity Market ETF

(2)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.2 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional Emerging Core Equity Market ETF

(3)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.3 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(4)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.4 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional U.S. Targeted Value ETF

(5)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.5 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional U.S. Equity ETF

(6)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.6 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional U.S. Core Equity 2 ETF

(7)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.7 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference,  re: the:

* Dimensional International Value ETF

(8)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.8 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(9)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.9 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional U.S. Small Cap ETF

(b)	Sub-advisory Agreements.

(1)
Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.1 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional Emerging Core Equity Market ETF
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(2)
Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.2 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(3)
Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.3 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional Emerging Core Equity Market ETF

(4)
Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.4 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(5)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.5 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional International Value ETF

(6)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.6 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(7)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.7 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional International Value ETF

(8)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.8 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.

(a)
Form of Distribution Agreement between the Registrant and DFA Securities LLC, previously filed as Exhibit EX-28.e.i with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference.

(b)	Form of Authorized Participant Agreement, previously filed as Exhibit EX-28.e.ii with the Trust’s registration statement on October 30, 2020, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration.

(a)
Form of Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A., previously filed as Exhibit EX-28.g.i with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

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(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan.

(a)	Rule 18f-3 Plans.

Not Applicable

(b) Rule 12b-1 Plans.

(i)
Form of Distribution and Service Plan between the Registrant and DFA Securities LLC, previously filed as Exhibit EX-28.m.i with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional US Core Equity Market ETF;
* Dimensional International Core Equity Market ETF; and
* Dimensional Emerging Core Equity Market ETF.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a) Opinion and Consent of Counsel dated March 3, 2021.
 ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.11.a.

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus.

(a)	Form of Opinion and Consent of Counsel.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.12.a

(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement.

(a)
Form of Administration and Transfer Agency Services Agreement between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A., previously filed as Exhibit EX-28.h.i with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(b)	Form of Transfer Agency and Registrar Service Agreement between Registrant and American Stock Transfer & Trust Company, LLC.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.13.b.

(c)
Fund Services Agreement between the Registrant and Dimensional Fund Advisors LP, previously filed as Exhibit EX-28.h.ii with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(d)
Fee Waiver and Expense Assumption Agreement between the Registrant and Dimensional U.S. Equity ETF, Dimensional U.S. Core Equity 2 ETF and Dimensional World ex U.S. Core Equity 2 ETF, previously filed as Exhibit EX-28.h.iii with the Trust’s registration statement on February 26, 2021, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g].

(a)   Consent of Independent Registered Public Accounting Firm.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.14.a.
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(15)    All financial statements omitted pursuant to Item 14(a)(l).

 Not Applicable.

(16)   Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.

(a)   Powers of Attorney.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.16.a.

(b)	Certified Resolutions Regarding Powers of Attorney.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.16.b.

(17) Any additional exhibits which the Registrant may wish to file.

(a) Initial Capital Agreements.

(i)
Purchase Agreement between Registrant and Dimensional Fund Advisors LP, previously filed as Exhibit EX-28.l.i with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(b)
Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter, previously filed as Exhibit EX-28.p.i. with the Trust’s registration statement on February 26, 2021, is hereby incorporated by reference.

ITEM 17.  UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the executed opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

(4) The undersigned Registrant agrees to file by Post-Effective Amendment the final Plan of Reorganization required by Item 16(4) (a) of Form N-14 within a reasonable time after it is finalized.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the City of Austin, the State of Texas, as of this 3rd day of March, 2021.

DIMENSIONAL ETF TRUST
(Registrant)

By:	/s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/David G. Booth*	Trustee and	March 3, 2021
David G. Booth	Chairman

/s/Gerard K. O’Reilly*	Co-Chief Executive Officer	March 3, 2021
Gerard K. O’Reilly	and Chief Investment Officer

/s/David P. Butler *	Co-Chief Executive Officer	March 3, 2021
David P. Butler

/s/Lisa M. Dallmer*	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President	March 3, 2021
Lisa M. Dallmer

/s/George M. Constantinides*	Trustee	March 3, 2021
George M. Constantinides

/s/Douglas W. Diamond*	Trustee	March 3, 2021
Douglas W. Diamond

/s/ Darrell Duffie*	Trustee	March 3, 2021
Darrell Duffie

/s/Roger G. Ibbotson*	Trustee	March 3, 2021
Roger G. Ibbotson

/s/Myron S. Scholes*	Trustee	March 3, 2021
Myron S. Scholes

/s/Abbie J. Smith*	Trustee	March 3, 2021
Abbie J. Smith

/s/ Ingrid M. Werner*	Trustee	March 3, 2021
Ingrid M. Werner

*By:	/s/ Carolyn L. O
Carolyn L. O
Attorney-in-Fact (Pursuant to a Power-of-Attorney)
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EXHIBIT LIST

Exhibit No.	Description
EX-99.11.a	Opinion and Consent of Counsel
EX-99.12.a	Form of Opinion and Consent of Counsel.
EX-99.13.b.	Form of Transfer Agency and Registrar Service Agreement between Registrant and American Stock Transfer & Trust Company, LLC.
EX-99.14.a	Consent of Independent Registered Public Accounting Firm
EX-99.16.a	Powers of Attorney
EX-99.16.b	Certified Resolutions Regarding Powers of Attorney

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